UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward Global Infrastructure Fund, the Forward Growth Fund, the Forward International Equity Fund, the Forward International Fixed Income Fund, the Forward International Real Estate Fund, the Forward International Small Companies Fund, the Forward Large Cap Equity Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Real Estate Fund, the Forward Select Income Fund, the Forward Small Cap Equity Fund, the Forward Strategic Realty Fund and the Forward Tactical Growth Fund; each a series of the registrant are included herewith. The Schedule of Investments of the Accessor series, which were reorganized as series of the registrant effective September 1, 2008, has been or will be submitted in a separate Form N-Q.

Forward Banking and Finance Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 100.38%
Financial Services: 100.38%
Banks Regional: 59.78%
5,300	Alliance Financial Corp.	$143,365
31,641	Arrow Financial Corp.	863,483
112,200	The Bancorp, Inc. (a)	641,784
23,900	BancorpSouth, Inc.	583,399
30,366	Bank of Marin Bancorp	951,367
40,779	Bank of The Ozarks, Inc.	1,081,867
4,750	Beverly National Corp.	106,875
23,300	Boston Private Financial Holdings, Inc.	151,683
9,186	Camden National Corp.	303,505
45,700	Cardinal Financial Corp.	376,111
73,000	CenterState Banks, Inc.	575,970
61,087	CoBiz Financial, Inc.	304,213
34,314	Codorus Valley Bancorp, Inc.	203,997
18,700	Columbia Banking System, Inc.	309,485
51,500	Community Bank System, Inc.	940,905
98,529	Community Bankers Trust Corp.	337,955
27,600	CVB Financial Corp.	209,484
51,100	Danvers Bancorp, Inc.	694,449
26,316	Enterprise Financial Services Corp.	243,423
9,900	Financial Institutions, Inc.	98,703
26,366	First Financial Bancorp	317,710
19,500	First Financial Bankshares, Inc.	964,470
11,351	First Horizon National Corp. (a)	150,177
21,100	The First of Long Island Corp.	561,049
13,944	FirstMerit Corp.	265,354
20,500	F.N.B. Corp.	145,755
29,500	Glacier Bancorp, Inc.	440,730
25,000	Guaranty Bancorp (a)	37,000
17,100	Heritage Financial Corp.	224,865
23,138	IBERIABANK Corp.	1,054,167
43,900	Independent Bank Corp.	971,507
19,800	International Bancshares Corp.	322,938
25,030	Lakeland Financial Corp.	516,870
2,300	MidSouth Bancorp, Inc.	30,360
26,800	MidWestOne Financial Group, Inc.	241,200
20,138	National Penn Bancshares, Inc.	123,043
12,400	NBT Bancorp, Inc.	279,496
75,500	Pinnacle Financial Partners, Inc. (a)	959,605
27,286	Princeton National Bancorp, Inc.	435,757
55,001	PrivateBancorp, Inc.	1,345,324
34,800	Prosperity Bancshares, Inc.	1,210,692
34,300	Seacoast Banking Corp. of Florida	86,436
46,369	Signature Bank (a)	1,344,701
80,668	Smithtown Bancorp, Inc.	930,909
9,820	Southside Bancshares, Inc.	221,146
20,151	Tamalpais Bancorp	28,413
14,100	TCF Financial Corp.	183,864
109,276	Texas Capital Bancshares, Inc. (a)	1,840,208
2,400	Tompkins Financial Corp.	104,880
18,166	Tower Bancorp, Inc.	477,221

85,266	United Community Banks, Inc. (a)	426,330
26,400	Washington Trust Bancorp, Inc.	462,528
194,741	Western Alliance Bancorp (a)	1,228,816
8,200	Wintrust Financial Corp.	229,272
23,892	Yadkin Valley Financial Corp.	111,576
		27,396,392
Diversified Financial Services: 4.12%
60,555	Broadpoint Gleacher Securities Group, Inc. (a)	505,029
25,234	Stifel Financial Corp. (a)	1,385,346
		1,890,375
Financial Data Processing Services: 2.46%
37,743	Cass Information Systems, Inc.	1,127,006
Financial Information Services: 0.39%
6,100	MSCI, Inc., Class A (a)	180,682
Insurance Carriers: Property & Casualty: 11.10%
4,500	Amtrust Financial Services, Inc.	51,345
25,400	Harleysville Group, Inc.	803,910
123,752	Meadowbrook Insurance Group, Inc.	915,765
68,930	Mercer Insurance Group, Inc.	1,245,565
25,000	The Navigators Group, Inc. (a)	1,375,000
8,900	RenaissanceRe Holdings, Ltd.	487,364
8,500	Tower Group, Inc.	207,315
		5,086,264
Insurance: Multi-Line: 4.44%
20,400	The Hanover Insurance Group, Inc.	843,132
35,250	HCC Insurance Holdings, Inc.	964,088
9,000	W.R. Berkley Corp.	227,520
		2,034,740
Investment Management Companies: 2.06%
8,000	Affiliated Managers Group, Inc. (a)	520,080
12,272	Westwood Holdings Group, Inc.	425,838
		945,918
Miscellaneous : 0.36%
17,100	Eagle Bancorp, Inc. (a)	163,818
Real Estate Investment Trusts: 2.62%
21,200	American Campus Communities, Inc.	569,220
43,200	Urstadt Biddle Properties, Inc., Class A	630,288
		1,199,508
Savings & Loans: 7.55%
39,937	Berkshire Hills Bancorp, Inc.	876,218
18,100	Dime Community Bancshares, Inc.	206,883
15,400	First Niagara Financial Group, Inc.	189,882
13,700	Flushing Financial Corp.	156,180
53,405	HF Financial Corp.	586,387
23,700	Teche Holding Co.	784,470
9,700	TFS Financial Corp.	115,430
64,400	Westfield Financial, Inc.	545,468
		3,460,918
Securities Brokerage & Service: 5.50%
50,396	KBW, Inc. (a)	1,623,759
38,500	Raymond James Financial, Inc.	896,280
		2,520,039
	Total Common Stocks (Cost $42,050,998)	46,005,660

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.43%
$1,114,390	CitiBank - New York 0.030%, due 10/01/09	1,114,390
	Total Short-Term Bank Debt Instruments (Cost $1,114,390)	1,114,390
	Total Investments: 102.81% (Cost $43,165,388)	47,120,050
	Net Other Assets and Liabilities: (2.81)%	(1,288,814)
	Net Assets: 100.00%	$45,831,236

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Emerging Markets Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 90.70%
Argentina: 0.00% (a)
138	Banco Macro SA, ADR (b)	$3,333
Brazil: 15.21%
271,369	Banco do Brasil SA	4,808,237
208,296	Companhia Brasileira de Meios de Pagamento	2,063,443
76,198	Companhia de Saneamento Basico do Estado de Sao Paulo	1,449,895
387,837	Companhia Vale do Rio Doce	8,016,816
246,802	Itau Unibanco Holding SA, ADR (b)	4,973,060
139,025	Lojas Renner SA	2,420,146
125,394	Natura Cosmeticos SA	2,254,346
2,668	OGX Petroleo e Gas Participacoes SA	2,037,595
333,328	Petroleo Brasileiro SA, ADR (b)	13,103,123
91,004	Vivo Participacoes SA, ADR (b)	2,297,851
		43,424,512
China: 17.51%
3,496,231	361 Degrees International, Ltd. (c)	1,754,872
3,354,000	Bank of China, Ltd.	1,765,707
443	Bosideng International Holdings, Ltd.	71
3,124,000	China CITIC Bank	2,059,811
3,353,000	China Construction Bank Corp.	2,678,056
941,436	China Life Insurance Co.	4,099,775
308,250	China Mobile, Ltd.	3,006,909
513,675	China National Building Material Co., Ltd.	1,208,951
2,884,000	China Petroleum & Chemical Corp.	2,452,315
4,889,309	China Shanshui Cement Group, Ltd.	3,652,763
413,500	China Shenhua Energy Co., Ltd., Class H	1,806,050
1,086,000	China Unicom, Ltd.	1,538,607
2,463,000	CNOOC, Ltd.	3,311,521
76,326	E-House China Holdings, Ltd., ADS (c)(d)	1,630,323
400	Great Wall Motor Co., Ltd.	360
5,291,410	Industrial & Commercial Bank of China, Ltd.	3,987,308
1,852,000	Maanshan Iron & Steel Co., Ltd.(c)	1,118,362
694,000	Metallurgical Corporation of China, Ltd. (c)	471,021
79,828	Perfect World Co., Ltd., Sponsored ADR (b)(c)	3,839,727
72,665	Shanda Games, Ltd., ADR (b)(c)	850,181
742,000	Shanghai Industrial Holdings, Ltd.	3,346,159
1,182,669	Shimao Property Holdings, Ltd.	2,005,184
82,573	Suntech Power Holdings Co., Ltd., ADR (b)(c)	1,255,110
131,200	Tencent Holdings, Ltd.	2,134,737
		49,973,880
Hong Kong: 1.50%
1,168,700	Real Gold Mining, Ltd. (c)	1,331,555
3,651,100	Shui On Land, Ltd.	2,096,425
656,000	Wynn Macau, Ltd. (c)	853,218
		4,281,198

Hungary: 0.81%
80,608	OTP Bank Nyrt. (c)	2,300,033
India: 5.41%
72,802	Dr. Reddy’s Laboratories, Ltd., ADR (b)	1,419,639
103,023	ICICI Bank, Ltd., Sponsored ADR (b)	3,972,567
62,714	Infosys Technologies, Ltd., Sponsored ADR (b)	3,041,002
15,000	Reliance Industries, Ltd., GDR (c)(e)(f)	1,381,500
22,726	State Bank of India, GDR (e)(g)	2,065,793
140,000	Tata Steel, Ltd., GDR (c)(e)(g)	1,562,400
65,304	Vedanta Resources Plc	1,985,045
		15,427,946
Indonesia: 3.99%
6,519,000	PT Bank Mandiri Tbk	3,170,129
625,000	PT Indocement Tunggal Prakarsa Tbk	685,463
7,107,500	PT Indofood Sukses Makmur Tbk	2,224,541
8,520,000	PT Perusahaan Gas Negara Tbk	3,217,589
2,345,000	PT Telekomunikasi Indonesia Tbk	2,098,733
		11,396,455
Israel: 1.50%
85,186	Teva Pharmaceutical Industries, Ltd.	4,276,828
Malaysia: 0.83%
740,700	CIMB Group Holdings Bhd	2,375,548
Mexico: 4.75%
133,482	America Movil SA de CV, ADR, Series L (b)	5,850,516
77,238	Cemex SAB de CV, ADR (b)(c)	997,915
1,332,721	Grupo Financiero Banorte SAB de CV	4,459,189
450,000	Grupo Mexico SAB de CV Series B (c)	829,518
378,597	Grupo Modelo SAB de CV Series C (c)	1,409,816
		13,546,954
Peru: 0.83%
67,355	Compania de Minas Buenaventura SA, ADR (b)	2,371,570
Poland: 0.37%
19,764	Bank Pekao SA (c)	1,046,698
Russia: 7.22%
240,800	Cherepovets MK Severstal, GDR (e)(g)	1,856,568
68,732	Evraz Group SA, GDR (c)(e)(g)	1,790,469
204,447	OAO Gazprom, Sponsored ADR (b)	4,753,392
68,740	OAO LUKOIL	3,725,708
442,750	OAO Rosneft Oil Co., GDR (e)	3,329,480
142,021	OAO Vimpel-Communications, Sponsored ADR (b)(c)	2,655,793
93,900	Sistema JSFC, Sponsored GDR (c)(e)(g)	1,370,940
60,000	Uralkali, GDR (c)(e)(g)	1,133,400
		20,615,750

South Africa: 3.37%
72,515	AngloGold Ashanti, Ltd., Sponsored ADR (b)	2,955,712
80,853	ArcelorMittal South Africa, Ltd.	1,291,581
108,954	Impala Platinum Holdings, Ltd.	2,538,199
175,105	MTN Group, Ltd.	2,847,321
		9,632,813
South Korea: 14.32%
33,806	Daelim Industrial Co., Ltd.	2,074,410
66,300	Doosan Infracore Co., Ltd.	959,402
45,890	Hana Financial Group, Inc.	1,581,272
8,761	Hyundai Department Store Co., Ltd.	817,916
15,906	Hyundai Engineering & Construction Co., Ltd.	863,980
28,732	Hyundai Motor Co.	2,718,963
28,314	Hyundai Steel Co.	1,831,128
21,920	KB Financial Group, Inc. (c)	1,125,534
57,090	Korea Electric Power Corp. (c)	1,734,625
221,430	Korea Exchange Bank	2,602,848
26,860	LG Corp.	1,800,925
23,715	LG Electronics, Inc.	2,525,977
7,083	NHN Corp. (c)	1,042,988
10,596	POSCO	4,379,590
13,637	Samsung Electronics Co., Ltd.	9,432,764
8,684	Samsung Fire & Marine Insurance Co., Ltd.	1,776,231
3,903	Shinsegae Co., Ltd.	1,970,961
10,571	SK Telecom Co., Ltd.	1,637,350
		40,876,864
Taiwan: 10.53%
1,091,840	Acer, Inc.	2,784,960
1,910,484	AU Optronics Corp.	1,857,118
3,448,280	Chinatrust Financial Holding Co., Ltd.	2,236,426
7,573,125	Chunghwa Picture Tubes, Ltd. (c)	871,612
23	Chunghwa Picture Tubes, Ltd., GDR (c)(e)	66
1,819,000	Fubon Financial Holding Co., Ltd. (c)	2,053,928
1,093,000	Hon Hai Precision Industry Co., Ltd.	4,385,871
154,200	HTC Corp.	1,693,188
187,224	MediaTek, Inc.	3,121,565
1,083,560	Nan Ya Plastics Corp.	1,772,902
2,540,000	Polaris Securities Co., Ltd. (c)	1,497,232
719,842	Siliconware Precision Industries Co.	1,016,574
1,448,570	Taiwan Cement Corp.	1,626,645
1,044,959	Taiwan Semiconductor Manufacturing Co., Ltd.	2,096,549
834,000	Wistron Corp.	1,551,362
2,033,000	Yuanta Financial Holding Co., Ltd.	1,505,083
		30,071,081
Thailand: 1.85%
694,500	Bangkok Bank Pcl, Non-Voting Depository Receipt	2,515,250
301,800	PTT Exploration & Production Pcl	1,305,301
579,500	The Siam Commercial Bank Public Co., Ltd.	1,474,334
		5,294,885
Turkey: 0.70%
528,202	Turkiye Garanti Bankasi AS	1,993,215
	Total Common Stocks (Cost $193,628,143)	258,909,563

EXCHANGE TRADED FUNDS: 1.46%
United States: 1.46%
12,300	Vanguard Emerging Markets ETF	474,288
46,100	Vanguard Short-Term Bond ETF	3,690,305
		4,164,593
	Total Exchange Traded Funds (Cost $4,127,681)	4,164,593

INVESTMENT HOLDING COMPANIES: 0.09%
Vietnam: 0.09%
9,858	Vietnam Growth Fund, Ltd. (c)	99,812
26,000	Vietnam Resource Investments Holdings, Ltd. (c)	143,000
		242,812
	Total Investment Holding Companies (Cost $533,695)	242,812

LOAN PARTICIPATION NOTES: 1.65%
India: 1.65%
948,658	Infrastructure Development Finance Co., Ltd., (Loan Participation Notes issued by UBS AG - London), expiring 07/13/10 (c)	2,880,189
173,476	Tata Iron & Steel Co., Ltd., (Loan Participation Notes issued by UBS AG - London), expiring 01/11/10 (c)	1,837,176
		4,717,365
	Total Loan Participation Notes (Cost $3,560,509)	4,717,365

WARRANTS: 0.00%
Vietnam: 0.00%
2,600	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10)(c)(h)(i)	0
	Total Warrants (Cost $0)	0

Principal Amount
CORPORATE BONDS: 1.62%
United States: 1.62%
	Bank One Corp.
$1,500,000	7.875%, 08/01/10	1,578,986

	General Electric Capital Corp.
1,247,000	5.720%, 08/22/11	1,263,690
	HSBC Finance Corp., Sr. Unsec. Notes
1,700,000	6.750%, 05/15/11	1,792,556
		4,635,232
	Total Corporate Bonds (Cost $4,647,008)	4,635,232

U.S. GOVERNMENT AGENCY : 0.53%
United States: 0.53%
	United States Treasury Notes
1,500,000	2.375%, 09/30/14	1,504,685
	Total U.S. Government Agency (Cost $1,501,266)	1,504,685

Par Value
SHORT-TERM INVESTMENTS: 0.42%
United States: 0.42%
	Federal Home Loan Mortgage Corp., Discount Notes
$1,200,000	0.203%, 12/08/09	1,199,944
	Total Short-Term Investments (Cost $1,199,547)	1,199,944

SHORT-TERM BANK DEBT INSTRUMENTS: 2.74%
	CitiBank - New York
$7,817,498	0.030%, 10/01/09	7,817,498
	Total Short-Term Bank Debt Instruments (Cost $7,817,498)	7,817,498
	Total Investments: 99.21% (Cost $217,015,347)	283,191,692
	Net Other Assets and Liabilities: 0.79%	2,269,889
	Net Assets: 100.00%	$285,461,581

(a)	Amount represents less than 0.01%.

(b)	ADR - American Depositary Receipt.

(c)	Non-income producing security.

(d)	ADS-American Depositary Shares.

(e)	GDR - Global Depositary Receipt.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,381,500, representing 0.48% of net assets.

(g)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $9,779,570 representing 3.43% of net assets.

(h)	Fair valued security.

(i)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
06/27/08	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10) (c)(h)	$0	$0	0.00%

Investment Abbreviations:

Sr.-Senior

Unsec.-Unsecured

FUTURES CONTRACTS

At September 30, 2009, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
MSCI Emerging Markets Index Fund	Long	426	12/18/09	$19,585,350	$343,479

Forward Global Infrastructure Fund(a)

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.95%
Australia: 1.16%
75,000	DUET Group	$112,150
500,000	Macquarie Infrastructure Group	650,622
275,000	Transurban Group	994,680
		1,757,452
Bermuda: 0.91%
112,500	Ship Finance International, Ltd.	1,382,625
Brazil: 1.12%
13,487	Companhia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR (b)	511,562
25,000	Companhia Energetica de Minas Gerais, Sponsored ADR (b)	380,000
15,000	CPFL Energia SA, ADR (b)	810,150
		1,701,712
Canada: 9.84%
13,000	Enbridge, Inc.	504,400
107,000	Enbridge, Inc. (Foreign Shares)	4,154,476
9,700	Potash Corp. of Saskatchewan, Inc.	876,298
301,000	TransCanada Corp.	9,381,563
		14,916,737
China: 3.57%
1,750,000	Dalian Port (PDA) Co., Ltd.	720,318
1,450,000	Jiangsu Expressway Co., Ltd.	1,189,928
1,500,000	Shenzhen Expressway Co., Ltd.	735,479
3,750,000	Sichuan Expressway Co., Ltd.	1,490,313
1,450,000	Zhejiang Expressway Co., Ltd.	1,270,379
		5,406,417
France: 11.69%
27,500	Aeroports de Paris	2,474,501
145,000	GDF Suez	6,438,810
37,500	Suez Environnement Co.	856,613
45,000	Veolia Environnement	1,724,640
110,000	Vinci SA	6,223,074
		17,717,638
Germany: 9.57%
198,500	E.ON AG	8,447,056
35,000	RWE AG	3,261,531
30,000	Siemens AG	2,798,232
		14,506,819

Hong Kong: 1.46%
4,500,000	Guangdong Investment, Ltd.	2,218,050
Italy: 5.20%
325,000	Atlantia SpA	7,880,546
Japan: 4.99%
18,000	East Japan Railway Co.	1,295,382
475,300	Kamigumi Co., Ltd.	3,881,190
127,500	Komatsu, Ltd.	2,389,071
		7,565,643
Mexico: 0.70%
25,000	Grupo Aeroportuario del Sureste SAB de CV, ADR (b)	1,066,500
Netherlands: 2.81%
55,000	Koninklijke Vopak NV (c)	3,570,300
9,000	Smit Internationale NV	695,651
		4,265,951
Russia: 0.57%
37,500	Gazprom OAO, Sponsored ADR (b)	871,875
Singapore: 0.92%
1,170,000	SMRT Corp., Ltd.	1,395,379
Spain: 9.69%
345,000	Abertis Infraestructuras SA	7,830,353
150,000	Iberdrola Renovables SA	737,532
625,000	Iberdrola SA	6,132,383
		14,700,268
Switzerland: 0.85%
15,000	Transocean, Ltd. (c)	1,282,950
United Kingdom: 4.34%
525,000	Centrica Plc	2,111,008
275,000	National Grid Plc	2,654,542
97,100	Scottish & Southern Energy Plc	1,820,276
		6,585,826
United States: 24.56%
57,200	American Electric Power Co., Inc.	1,772,628
10,000	Deere & Co.	429,200
12,500	Diamond Offshore Drilling, Inc.	1,194,000
480,000	El Paso Corp.	4,953,600
42,500	Energy Transfer Partners, LP	1,808,375
15,025	Entergy Corp.	1,199,896
57,500	Exelon Corp.	2,853,150
40,000	Foster Wheeler AG (c)	1,276,400
80,000	FPL Group, Inc.	4,418,400
30,000	KBR, Inc.	698,700
25,000	The Mosaic Co.	1,201,750
17,500	Noble Corp.	664,300

39,000	Plains All American Pipeline, LP	1,805,310
45,900	Public Service Enterprise Group, Inc.	1,443,096
40,000	Southern Co.	1,266,800
535,000	The Williams Cos., Inc.	9,560,449
50,000	The York Water Co.	693,000
		37,239,054
	Total Common Stocks (Cost $154,888,660)	142,461,442

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.78%
$1,176,558	CitiBank - New York 0.030%, 10/01/09	1,176,558
	Total Short-Term Bank Debt Instruments (Cost $1,176,558)	1,176,558
	Total Investments: 94.73% (Cost $156,065,218)	143,638,000
	Net Other Assets and Liabilities: 5.27%	7,995,535
	Net Assets: 100.00%	$151,633,535

(a)	Prior to June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b)	ADR - American Depositary Receipt.

(c)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Growth Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.19%
Auto & Transportation: 2.81%
136,583	AirTran Holdings, Inc. (a)	$853,644
30,666	Cooper Tire & Rubber Co.	539,108
45,684	Hub Group, Inc., Class A (a)	1,043,880
15,223	Old Dominion Freight Line, Inc. (a)	463,236
10,395	Wabtec Corp.	390,124
		3,289,992
Consumer Discretionary: 18.01%
84,697	99 Cents Only Stores (a)	1,139,175
39,089	BJ’s Restaurants, Inc. (a)	585,943
18,375	California Pizza Kitchen, Inc. (a)	287,018
8,640	Capella Education Co. (a)	581,818
100,714	Charming Shoppes, Inc. (a)	494,506
55,796	Chico’s FAS, Inc. (a)	725,348
5,890	Chipotle Mexican Grill, Inc., Class A (a)	571,625
8,371	Citi Trends, Inc. (a)	238,322
16,450	Coinstar, Inc. (a)	542,521
75,894	Coldwater Creek, Inc. (a)	622,331
9,602	ExlService Holdings, Inc. (a)	142,686
52,387	Iconix Brand Group, Inc. (a)	653,266
100,542	IMAX Corp. (a)	946,100
8,758	J. Crew Group, Inc. (a)	313,712
21,952	Jarden Corp.	616,193
28,409	Lumber Liquidators, Inc. (a)	616,191
40,045	Maidenform Brands, Inc. (a)	643,123
14,895	MWI Veterinary Supply, Inc. (a)	595,055
95,671	On Assignment, Inc. (a)	559,675
128,485	Shuffle Master, Inc. (a)	1,210,329
37,505	Skechers U.S.A., Inc., Class A (a)	642,836
20,704	Tetra Tech, Inc. (a)	549,277
39,310	Tupperware Brands Corp.	1,569,255
72,670	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,199,782
8,039	VistaPrint, Ltd. (a)	407,979
29,530	Vitacost.com, Inc. (a)	322,468
27,104	The Warnaco Group, Inc. (a)	1,188,781
341,496	The Wet Seal, Inc., Class A (a)	1,290,854
35,815	WMS Industries, Inc. (a)	1,595,916
14,570	Zumiez, Inc. (a)	239,094
		21,091,179
Consumer Staples: 3.87%
132,106	Chiquita Brands International, Inc. (a)	2,134,832
21,205	Diamond Foods, Inc.	672,623
31,841	Schweitzer-Mauduit International, Inc.	1,730,877
		4,538,332
Energy: 3.69%
26,944	Atlas Energy, Inc.	729,387
30,385	Brigham Exploration Co. (a)	275,896
9,892	Dril-Quip, Inc. (a)	491,039
85,440	Mariner Energy, Inc. (a)	1,211,539
36,877	Penn Virginia Corp.	844,852

85,731	Vantage Drilling Co. (a)	156,888
10,630	Whiting Petroleum Corp. (a)	612,075
		4,321,676
Financial Services: 6.94%
74,821	Broadpoint Gleacher Securities Group, Inc. (a)	624,007
22,777	KBW, Inc. (a)	733,875
17,578	The Navigators Group, Inc. (a)	966,790
48,619	PrivateBancorp, Inc.	1,189,220
29,392	Prosperity Bancshares, Inc.	1,022,548
14,930	Signature Bank (a)	432,970
10,644	Stifel Financial Corp. (a)	584,356
58,730	Texas Capital Bancshares, Inc. (a)	989,013
23,588	Tower Group, Inc.	575,311
124,258	Western Alliance Bancorp (a)	784,068
6,708	Westwood Holdings Group, Inc.	232,768
		8,134,926
Health Care: 20.65%
17,400	AMAG Pharmaceuticals, Inc. (a)	760,032
13,960	American Medical Systems Holdings, Inc. (a)	236,203
30,817	athenahealth, Inc. (a)	1,182,448
99,968	BioMimetic Therapeutics, Inc. (a)	1,220,609
50,273	Bio-Reference Laboratories, Inc. (a)	1,729,391
55,981	Catalyst Health Solutions, Inc. (a)	1,631,846
215,540	Cell Therapeutics, Inc. (a)	265,114
26,667	Cepheid, Inc. (a)	352,538
63,163	Emergent BioSolutions, Inc. (a)	1,115,459
11,747	Haemonetics Corp. (a)	659,242
17,213	HMS Holdings Corp. (a)	658,053
51,177	Human Genome Sciences, Inc. (a)	963,151
55,823	ImmunoGen, Inc. (a)	452,725
33,394	Impax Laboratories, Inc. (a)	291,864
81,351	Inspire Pharmaceuticals, Inc. (a)	424,652
27,760	Isis Pharmaceuticals, Inc. (a)	404,463
19,980	Martek Biosciences Corp. (a)	451,348
46,301	MedAssets, Inc. (a)	1,045,014
69,306	Micromet, Inc. (a)	461,578
6,951	Myriad Pharmaceuticals, Inc. (a)	40,733
19,172	NuVasive, Inc. (a)	800,623
13,333	OncoGenex Pharmaceuticals, Inc. (a)	479,988
11,800	Onyx Pharmaceuticals, Inc. (a)	353,646
7,941	Owens & Minor, Inc.	359,330
58,877	Poniard Pharmaceuticals, Inc. (a)	440,400
37,375	Quidel Corp. (a)	606,596
52,618	Regeneron Pharmaceuticals, Inc. (a)	1,015,527
18,394	ResMed, Inc. (a)	831,409
32,359	Seattle Genetics, Inc. (a)	453,997
18,938	Sirona Dental Systems, Inc. (a)	563,406
17,414	SXC Health Solutions Corp. (a)	814,801
61,857	Thoratec Corp. (a)	1,872,411
13,890	Vanda Pharmaceuticals, Inc. (a)	161,680
64,659	Volcano Corp. (a)	1,087,564
		24,187,841
Materials & Processing: 6.21%
9,747	Airgas, Inc.	471,462
38,750	Allied Nevada Gold Corp. (a)	379,363
92,644	Calgon Carbon Corp. (a)	1,373,910
8,020	Eagle Materials, Inc.	229,212
17,072	Greif, Inc., Class A	939,814
71,907	Horsehead Holding Corp. (a)	842,750

18,539	Koppers Holdings, Inc.	549,681
186,070	Metalico, Inc. (a)	775,912
24,499	MYR Group, Inc. (a)	516,684
25,380	Rock-Tenn Co., Class A	1,195,652
		7,274,440
Producer Durables: 7.38%
16,820	American Superconductor Corp. (a)	564,143
21,298	Baldor Electric Co.	582,287
39,404	FEI Co. (a)	971,309
87,743	Headwaters, Inc. (a)	339,565
27,070	Hovnanian Enterprises, Inc., Class A (a)	103,949
14,814	IPG Photonics Corp. (a)	225,173
174,228	Kulicke & Soffa Industries, Inc. (a)	1,050,595
20,140	MasTec, Inc. (a)	244,701
22,670	Nordson Corp.	1,271,560
28,990	Polycom, Inc. (a)	775,483
24,441	Rofin-Sinar Technologies, Inc. (a)	561,165
6,210	Tessera Technologies, Inc. (a)	173,197
8,000	Varian Semiconductor Equipment Associates, Inc. (a)	262,720
49,467	Veeco Instruments, Inc. (a)	1,153,570
14,830	Woodward Governor Co.	359,776
		8,639,193
Technology: 27.90% (b)
12,224	AboveNet, Inc. (a)	596,042
41,541	Ansys, Inc. (a)	1,556,541
39,234	Atheros Communications, Inc. (a)	1,040,878
29,612	Blackboard, Inc. (a)	1,118,741
76,593	Cavium Networks, Inc. (a)	1,644,452
45,037	Ebix, Inc. (a)	2,493,249
26,803	FormFactor, Inc. (a)	641,128
112,422	GSI Commerce, Inc. (a)	2,170,869
15,560	Hittite Microwave Corp. (a)	572,297
32,442	InterDigital, Inc. (a)	751,357
85,341	Internet Capital Group, Inc. (a)	713,451
39,032	MICROS Systems, Inc. (a)	1,178,376
111,237	Microsemi Corp. (a)	1,756,431
17,290	MicroStrategy, Inc., Class A (a)	1,236,927
34,004	Monolithic Power Systems, Inc. (a)	797,394
24,170	NCI, Inc., Class A (a)	692,712
25,453	NetLogic Microsystems, Inc. (a)	1,145,385
193,700	RF Micro Devices, Inc. (a)	1,051,791
25,051	Riverbed Technology, Inc. (a)	550,120
45,543	Rovi Corp. (a)	1,530,244
18,878	Rubicon Technology, Inc. (a)	280,150
49,588	Skyworks Solutions, Inc. (a)	656,545
13,963	Standard Microsystems Corp. (a)	324,081
15,780	STEC, Inc. (a)	463,774
125,121	SuccessFactors, Inc. (a)	1,760,452
11,092	Sybase, Inc. (a)	431,479
42,473	Taleo Corp., Class A (a)	961,589
46,249	The Ultimate Software Group, Inc. (a)	1,328,271
82,326	Universal Display Corp. (a)	982,972
73,037	Viasat, Inc. (a)	1,941,324
16,636	Volterra Semiconductor Corp. (a)	305,603
		32,674,625
Utilities: 0.73%
37,321	Neutral Tandem, Inc. (a)	849,426
	Total Common Stocks (Cost $92,545,628)	115,001,630

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.21%
$1,420,090	CitiBank - New York 0.030%, due 10/01/09	1,420,090
	Total Short-Term Bank Debt Instruments (Cost $1,420,090)	1,420,090
	Total Investments: 99.40% (Cost $93,965,718)	116,421,720
	Net Other Assets and Liabilities: 0.60%	697,977
	Net Assets: 100.00%	$117,119,697

(a)	Non-income producing security.

(b)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Forward International Equity Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 97.39%
Australia: 0.94%
4,995	Orica, Ltd.	$103,555
1,090	WorleyParsons, Ltd., Unsponsored ADR (a)	28,885
		132,440
Austria: 5.62%
13,900	Vienna Insurance Group	793,286
Brazil: 5.75%
35,766	BM&F BOVESPA SA	264,268
7,000	Companhia Brasileira de Meios de Pagamento	69,344
2,300	Companhia de Bebidas das Americas, ADR (a)	189,198
14,300	Itau Unibanco Holding SA, ADR (a)	288,145
		810,955
Canada: 2.29%
25,000	Bombardier, Inc., Class B	116,051
4,800	Husky Energy, Inc.	135,125
4,000	Shaw Communications, Inc., Class B	72,040
		323,216
China: 3.21%
49,000	China Life Insurance Co., Ltd.	213,386
60,000	China Shipping Development Co., Ltd.	75,870
217,000	Industrial & Commercial Bank of China, Ltd.	163,519
		452,775
France: 7.94%
15,700	Air Liquide SA, ADR (a)	359,059
7,500	BNP Paribas, ADR (a)	309,750
7,603	Total SA	451,767
		1,120,576
Hong Kong: 5.52%
5,600	China Mobile, Ltd., Sponsored ADR (a)	275,016
75,000	First Pacific Co., Ltd., Sponsored ADR (a)	248,250
5,000	Jardine Matheson Holdings, Ltd.	152,000
12,000	VTech Holdings, Ltd.	103,354
		778,620
Indonesia: 1.03%
67,000	PT Astra Agro Lestari Tbk	145,923
Ireland: 1.63%
27,500	Experian Group, Ltd., Sponsored ADR (a)	229,900

Italy: 0.95%
2,700	Eni SpA, Sponsored ADR (a)	134,595
Japan: 16.39%
35,000	Amada Co., Ltd.	235,504
2,700	FANUC, Ltd., ADR (a)	121,419
14,000	GUNZE, Ltd.	64,101
6,000	Hokuto Corp.	138,695
11,700	Hoya Corp., Sponsored ADR (a)	276,588
26,000	Komatsu, Ltd.	487,184
18,500	Kuraray Co., Ltd.	201,972
12,000	Meitec Corp.	203,732
2,600	Otsuka Corp.	155,539
3,600	Ryohin Keikaku Co., Ltd.	186,487
6,400	Stanley Electric Co., Ltd.	129,761
5,000	Yamatake Corp.	112,516
		2,313,498
Luxembourg: 2.52%
10,000	Tenaris SA, ADR (a)	356,200
Netherlands: 5.75%
11,420	Royal Dutch Shell Plc, Class A	326,711
17,930	TNT NV, ADR (a)	483,930
		810,641
Spain: 3.44%
30,166	Banco Santander SA	485,580
Switzerland: 16.94%
39,285	EFG International AG	707,001
1,000	Lonza Group AG	109,042
8,600	Novartis AG, ADR (a)	433,269
2,273	Roche Holding AG	367,391
12,300	Syngenta AG, ADR (a)	565,185
879	Zurich Financial Services AG	209,084
		2,390,972
Taiwan: 1.99%
25,626	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (a)	280,861
Thailand: 1.09%
35,500	PTT Exploration & Production Pcl, NVDR (b)	153,539
Turkey: 3.66%
27,000	Adana Cimento Sanayii TAS, Class A	110,074
13,745	Anadolu Efes Biracilik Ve Malt Sanayii AS	150,046
109,000	Anadolu Hayat Emeklilik AS	255,606
		515,726
United Kingdom: 10.73%
10,625	BHP Billiton Plc	290,026
7,700	GlaxoSmithKline Plc, Sponsored ADR (a)	304,227

8,000	Unilever Plc, Sponsored ADR (a)	229,440
18,695	The Vitec Group Plc	109,053
7,250	Vodafone Group Plc, Sponsored ADR (a)	163,125
9,747	WPP Group Plc, Sponsored ADR (a)	418,830
		1,514,701
	Total Common Stocks (Cost $11,113,743)	13,744,004
	Total Investments: 97.39% (Cost $11,113,743)	13,744,004
	Net Other Assets and Liabilities: 2.61%	367,899
	Net Assets: 100.00%	$14,111,903

(a)	ADR-American Depositary Receipt.

(b)	NVDR-Non-Voting Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward International Fixed Income Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Principal Amount		Currency	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS: 64.75%
Australia: 0.17%
	Australian Government, Bonds, Series 124
9,000	5.750%, 05/15/21	AUD	$8,135
	Australian Government, Bonds, Series 513
40,000	6.500%, 05/15/13	AUD	36,920
			45,055
Austria: 2.06%
	Republic of Austria, Notes
228,000	3.400%, 10/20/14	EUR	344,238
17,000	4.300%, 07/15/14	EUR	26,716
98,000	6.250%, 07/15/27	EUR	179,557
			550,511
Belgium: 0.68%
	Belgium Government, Bonds, Series 56
120,000	3.500%, 03/28/15	EUR	181,617
Brazil: 1.86%
	Brazil Notas do Tesouro Nacional, Notes, Series F
500	10.000%, 01/01/12 (a)	BRL	273,932
200	10.000%, 01/01/14 (a)	BRL	104,438
240	10.000%, 01/01/17 (a)	BRL	119,202
			497,572
Canada: 0.82%
	Canadian Government, Bonds
40,000	3.750%, 06/01/12	CAD	39,321
25,000	4.000%, 09/01/10	CAD	24,093
35,000	4.000%, 06/01/16	CAD	35,005
30,000	5.000%, 06/01/14	CAD	31,138
45,000	5.000%, 06/01/37	CAD	50,276
	Canadian Government, Bonds, Series A55
30,000	8.000%, 06/01/23	CAD	40,630
			220,463
Chile: 0.64%
	Bonos del Banco Central de Chile en UF
2,102	3.000%, 04/01/13 (a)(b)	CLP	79,135
2,434	5.000%, 01/01/16 (a)(b)	CLP	91,476
			170,611
Colombia: 1.00%
	Republic of Colombia, Unsub. Bonds
50,000,000	9.850%, 06/28/27	COP	27,744
390,000,000	12.000%, 10/22/15	COP	240,532
			268,276

Denmark: 0.83%
	Denmark (Kingdom of), Bonds
120,000	4.500%, 11/15/39	DKK	25,587
220,000	5.000%, 11/15/13	DKK	47,170
	Denmark (Kingdom of), Sr. Unsec. Bonds
100,000	3.125%, 03/17/14	EUR	149,896
			222,653
France: 2.43%
	French Government O.A.T., Bonds
170,000	3.500%, 04/25/15	EUR	258,827
50,000	3.750%, 04/25/21	EUR	73,567
25,000	4.000%, 04/25/55	EUR	35,973
80,000	4.250%, 04/25/19	EUR	124,522
	French Government Treasury Notes
100,000	4.500%, 07/12/13	EUR	158,455
			651,344
Germany: 5.85%
	Bundesobligation, Bonds, Series 147
37,000	2.500%, 10/08/10	EUR	55,109
	Bundesrepublik Deutschland, Bonds, Series 02
100,000	5.000%, 01/04/12	EUR	157,722
	Bundesrepublik Deutschland, Bonds, Series 02
90,000	5.000%, 07/04/12	EUR	143,243
	Bundesrepublik Deutschland, Bonds, Series 03
173,000	3.750%, 07/04/13	EUR	267,977
	Bundesrepublik Deutschland, Bonds, Series 06
274,000	3.750%, 01/04/17	EUR	423,327
	Bundesrepublik Deutschland, Bonds, Series 07
132,000	4.250%, 07/04/39	EUR	203,832
	Bundesrepublik Deutschland, Bonds, Series 09
110,000	3.750%, 01/04/19	EUR	168,362
	Bundesrepublik Deutschland, Bonds, Series 97
75,000	6.500%, 07/04/27	EUR	145,004
			1,564,576
Greece: 4.43%
	Hellenic Republic, Bonds
100,000	5.250%, 05/18/12	EUR	157,608
78,000	6.500%, 10/22/19	EUR	133,032
	Hellenic Republic, Unsub. Bonds
350,000	4.500%, 05/20/14	EUR	539,438
	Hellenic Republic, Unsub. Bonds, Series 15YR
137,000	4.700%, 03/20/24	EUR	197,867
	Hellenic Republic, Unsub. Bonds, Series 30YR
118,000	4.600%, 09/20/40	EUR	157,082
			1,185,027

Hungary: 1.68%
	Hungary Government, Bonds, Series 15/A
46,000,000	8.000%, 02/12/15	HUF	253,926
	Hungary Government, Bonds, Series 20/A
37,000,000	7.500%, 11/12/20	HUF	196,350
			450,276
Italy: 4.71%
	Buoni Poliennali Del Tesoro, Bonds
145,000	4.250%, 08/01/13	EUR	225,684
306,000	4.250%, 08/01/14	EUR	476,387
75,000	4.500%, 08/01/10	EUR	113,079
120,000	4.500%, 08/01/18	EUR	185,401
63,000	4.500%, 02/01/20	EUR	95,904
96,000	6.000%, 05/01/31	EUR	163,573
			1,260,028
Japan: 13.32%
	Japan Government, Bonds, Series 21
31,000,000	2.300%, 12/20/35	JPY	351,915
	Japan Government, Bonds, Series 80
35,000,000	2.100%, 06/20/25	JPY	403,872
	Japan Government, Bonds, Series 236
20,000,000	1.500%, 12/20/11	JPY	228,921
	Japan Government, Bonds, Series 257
71,000,000	1.300%, 12/20/13	JPY	817,654
	Japan Government, Bonds, Series 258
63,000,000	1.300%, 03/20/14	JPY	725,590
	Japan Government, Bonds, Series 274
74,000,000	1.500%, 12/20/15	JPY	861,662
	Japan Government, Bonds, Series 300
15,000,000	1.500%, 09/20/09	JPY	171,341
			3,560,955
Malaysia: 2.27%
	Malaysian Government, Bonds, Series 0204
950,000	5.094%, 04/30/14	MYR	291,888
	Malaysian Government, Bonds, Series 0207
1,000,000	3.814%, 02/15/17	MYR	286,378
	Malaysian Government, Bonds, Series 0409
100,000	3.741%, 02/27/15	MYR	28,839
			607,105
Mauritius: 0.02%
	Mauritius Treasury Notes
200,000	9.750%, 11/23/09 (a)	MUR	6,605
Mexico: 2.13%
	Mexican Bonos, Bonds, Series M10
37,000	8.000%, 12/17/15	MXN	279,138
	Mexican Bonos, Gtd. Bonds, Series M20
18,000	10.000%, 12/05/24	MXN	154,181
	Mexican Bonos, Bonds, Series MI10
18,000	8.000%, 12/19/13	MXN	137,204
			570,523

Norway: 0.10%
	Norway Government, Bonds
154,000	4.250%, 05/19/17	NOK	27,141
Peru: 0.47%
	Peru Bono Soberano, Bonds
100	6.900%, 08/12/37	PEN	37,550
210	8.200%, 08/12/26	PEN	88,016
			125,566
Poland: 2.23%
	Poland Government, Bonds, Series 0413
740,000	5.250%, 04/25/13	PLN	256,806
	Poland Government, Bonds, Series 1015
200,000	6.250%, 10/24/15	PLN	71,109
	Poland Government, Bonds, Series 1017
810,000	5.250%, 10/25/17	PLN	267,779
			595,694
Portugal: 3.68%
	Portugal Obrigacoes do Tesouro OT, Bonds
392,000	4.375%, 06/16/14	EUR	613,662
228,000	5.450%, 09/23/13	EUR	370,347
			984,009
South Africa: 2.60%
	Republic of South Africa, Bonds, Series R154
133,334	13.000%, 08/31/10	ZAR	18,630
	Republic of South Africa, Bonds, Series R155
133,333	13.000%, 08/31/11	ZAR	19,505
	Republic of South Africa, Bonds, Series R157
1,530,000	13.500%, 09/15/15	ZAR	252,892
	Republic of South Africa, Bonds, Series R186
1,600,000	10.500%, 12/21/26	ZAR	245,346
	Republic of South Africa, Bonds, Series R201
400,000	8.750%, 12/21/14	ZAR	54,143
	Republic of South Africa, Bonds, Series R203
300,000	8.250%, 09/15/17	ZAR	39,041
	Republic of South Africa, Bonds, Series R204
520,000	8.000%, 12/21/18	ZAR	66,116
			695,673
Spain: 1.78%
	Bonos Y Oblig Del Estado, Bonds
285,000	5.500%, 07/30/17 (b)	EUR	476,272
Sweden: 0.25%
	Swedish Government, Bonds, Series 1050
460,000	3.000%, 07/12/16	SEK	65,602

Switzerland: 0.21%
	Switzerland Government, Bonds
55,000	3.000%, 05/12/19	CHF	57,496
Thailand: 2.26%
	Thailand Government, Bonds
9,500,000	5.000%, 05/26/17	THB	306,264
5,000,000	5.250%, 05/12/14	THB	163,006
4,000,000	5.850%, 03/31/21	THB	135,767
			605,037
Turkey: 2.74%
	Turkey Government, Bonds
440,000	14.000%, 01/19/11	TRL	317,266
540,000	16.000%, 03/07/12	TRL	416,280
			733,546
United Kingdom: 3.53%
	United Kingdom, Treasury Bonds
133,000	3.250%, 12/07/11	GBP	220,842
144,000	4.250%, 12/07/55	GBP	239,564
134,000	4.750%, 03/07/20	GBP	234,018
50,000	5.000%, 09/07/14	GBP	88,649
90,000	5.000%, 03/07/18	GBP	161,035
			944,108
	Total Foreign Government Obligations (Cost $15,948,619)		17,323,341
CORPORATE BONDS: 22.95%
Austria: 1.04%
	FMG Finance Pty Ltd., Sr. Secured Notes
50,000	9.750%, 09/01/13 (c)	EUR	75,912
	PE Paper Escrow GMBH, Sr. Secured Notes
50,000	11.750%, 08/01/14 (c)	EUR	77,558
	Raiffeisen Zentralbank Oesterreich AG, Gov’t Gtd. Notes
85,000	2.500%, 05/04/11	EUR	126,070
			279,540
Belgium: 0.48%
	Barry Callebaut Services NV, Gtd. Notes
50,000	6.000%, 07/13/17	EUR	73,168
	KBC Bank NV, Sub. Notes
40,000	8.000%, Perpetual Maturity (e)	EUR	53,998
			127,166
Bermuda: 0.29%
	Central European Media Enterprises, Ltd., Sr. Notes
50,000	11.625%, 09/15/16 (c)	EUR	77,171

Canada: 0.28%
	Bombardier, Inc., Sr. Unsec. Notes
50,000	7.250%, 11/15/16 (c)	EUR	74,631
Denmark: 1.19%
	ISS Holding A/S, Secured Notes
50,000	8.875%, 05/15/16 (c)	EUR	66,217
	Nordic Telephone Co., Holdings, Sr. Secured Notes
100,000	6.399%, 05/01/16 (c)(d)	EUR	146,335
	PERI GmbH, Gtd. Notes
30,000	5.625%, 12/15/11 (c)	EUR	44,230
	TUI AG, Sr. Unsec. Notes
50,000	5.125%, 12/10/12 (c)	EUR	62,193
			318,975
Finland: 0.10%
	Stora Enso Oyj, Sr. Unsec. Euro Medium-Term Notes
20,000	5.125%, 06/23/14	EUR	27,136
France: 1.96%
	Dexia Credit Local, Jr. Sub. Notes
50,000	4.300%, Perpetual Maturity (d)(e)	EUR	37,316
	Europcar Groupe SA, Sr. Sub. Notes
50,000	8.125%, 05/15/14 (c)	EUR	64,388
	Gecina SA, Sr. Unsec. Notes
20,000	4.875%, 01/25/12	EUR	27,877
	Nexans SA
50,000	5.750%, 05/02/17	EUR	70,241
	Renault SA
55,000	6.000%, 10/13/14	EUR	79,998
	Tereos Europe, Gtd. Notes
50,000	6.375%, 04/15/14 (c)	EUR	69,875
	Wendel Investment, Sr. Unsec. Notes
50,000	4.875%, 09/21/15	EUR	58,901
	Wendel, Sr. Unsec. Notes
100,000	4.875%, 05/26/16	EUR	114,873
			523,469
Germany: 1.43%
	Cognis GmbH, Sr. Secured Notes
50,000	9.500%, 05/15/14 (c)	EUR	72,253
	Gerresheimer Holdings GmbH, Gtd. Notes
30,000	7.875%, 03/01/15 (c)	EUR	44,998
	Grohe Holding GmbH, Gtd. Notes
50,000	8.625%, 10/01/14 (c)	EUR	55,608
	IKB Deutsche Industriebank AG
20,000	4.500%, 07/09/13	EUR	22,682
	Unity Media GmbH, Secured Notes
75,000	10.125%, 02/15/15 (c)	EUR	116,886
	Unitymedia Hessen GmbH & Co., Sr. Secured Notes
50,000	3.778%, 04/15/13 (c)(d)	EUR	70,424
			382,851

Ireland: 0.69%
	Allied Irish Banks Plc
60,000	12.500%, 06/25/19	EUR	100,171
	Ardagh Glass Group Plc, Sr. Unsec. PIK Bonds
21,701	10.750%, 03/01/15	EUR	26,834
	Smurfit Kappa Funding Plc, Sr. Sub. Notes
40,000	7.750%, 04/01/15	EUR	57,071
			184,076
Italy: 0.46%
	CIR-Compagnie Industriali Riunite SpA, Sr. Unsec. Notes
50,000	5.750%, 12/16/24	EUR	52,914
	Lottomatica SpA, Sub. Bonds
50,000	8.250%, 03/31/66 (c)(d)	EUR	70,973
			123,887
Japan: 0.27%
	Softbank Corp., Sr. Unsec. Notes
50,000	7.750%, 10/15/13	EUR	72,802
Jersey: 0.76%
	HBOS Capital Funding LP, Bank Gtd.
150,000	4.939%, Perpetual Maturity (d)(e)	EUR	121,824
	HBOS Euro Finance LP, Bank Gtd.
50,000	7.627%, Perpetual Maturity (d)(e)	EUR	48,657
	Lloyds TSB Capital, Bank Gtd.
25,000	7.375%, Perpetual Maturity (d)(e)	EUR	32,743
			203,224
Luxembourg: 3.03%
	Beverage Packaging Holdings, Sr. Sub. Notes
100,000	9.500%, Perpetual Maturity (c)	EUR	146,702
	Cirsa Finance Luxembourg SA, Gtd. Notes
50,000	8.750%, 05/15/14 (c)	EUR	71,705
	Codere Finance Luxembourg SA, Sr. Secured Notes
50,000	8.250%, 06/15/15 (c)	EUR	66,583
	Dexia Funding SA, Bank Gtd. Notes
50,000	4.892%, Perpetual Maturity (d)(e)	EUR	39,988
	Fiat Finance & Trade Ltd., SA, Gtd. Notes
50,000	7.625%, 09/15/14	EUR	74,089
50,000	9.000%, 07/30/12 (c)	EUR	78,893
	Fiat Finance & Trade, Ltd., SA, Gtd. Euro Medium-Term Notes
50,000	6.625%, 02/15/13	EUR	74,448
	Lighthouse International Co., SA, Sr. Secured Bonds
100,000	8.000%, 04/30/14 (c)	EUR	96,582
	Wind Acquisition Finance SA, Secured Notes
50,000	9.750%, 12/01/15 (c)	EUR	79,753
	Wind Acquisition Finance SA, Sr. Notes
50,000	11.750%, 07/15/17 (c)	EUR	81,403
			810,146

Netherlands: 3.08%
	Ardagh Glass Finance BV, Gtd. Notes
30,000	8.875%, 07/01/13 (c)	EUR	45,657
	Cemex Finance Europe BV, Gtd. Notes
90,000	4.750%, 03/05/14	EUR	112,442
	Clondalkin Industries BV, Gtd. Notes
50,000	8.000%, 03/15/14 (c)	EUR	65,851
	ELM BV for Swiss Life Insurance & Pension Group, Gtd. Euro Medium-Term Notes
50,000	5.849%, Perpetual Maturity (d)(e)	EUR	51,355
	HeidelbergCement Finance BV, Gtd. Euro Medium-Term Notes
60,000	6.375%, 01/25/12	EUR	88,240
	Impress Holdings BV, Gtd. Notes
50,000	4.121%, 09/15/13 (c)(d)	EUR	68,961
	ING Verzekeringen NV, Sub. Bonds
100,000	6.250%, 06/21/21 (d)	EUR	127,723
	Kazkommerts International BV, Euro Medium-Term Notes
50,000	7.625%, 02/13/12	GBP	68,921
	SNS Reaal Groep NV, Jr. Sub. Euro Medium-Term Notes
50,000	6.258%, Perpetual Maturity (d)(e)	EUR	44,632
	Suedzucker International Finance BV, Gtd. Notes
60,000	5.250%, Perpetual Maturity (d)(e)	EUR	76,387
	UPC Holding BV, Sr. Secured Notes
50,000	8.625%, 01/15/14 (c)	EUR	74,631
			824,800
Russia: 0.19%
	International Bank for Reconstruction & Development, Sr. Unsec. Notes
1,500,000	10.000%, 04/05/12	RUB	50,036
South Africa: 0.36%
	Foodcorp, Ltd., Gtd. Notes
70,000	8.875%, 06/15/12 (c)	EUR	96,289
Spain: 1.34%
	Caixa d’Estalvis de Catalunya, Gov’t Gtd. Notes
100,000	3.000%, 05/07/12	EUR	148,660
	Caja de Ahorros de Valencia Castellon y Alicante, Gov’t Gtd. Notes
100,000	3.000%, 05/11/12	EUR	148,725
	Obrascon Huarte Lain SA, Unsub. Gtd. Notes
50,000	6.250%, 05/18/12 (d)	EUR	61,826
			359,211
Sweden: 0.49%
	Corral Finans AB, Secured PIK Bonds
52,255	2.496%, 04/15/10 (c)(d)	EUR	65,762
	Stena AB, Sr. Unsec. Notes
50,000	6.125%, 02/01/17 (c)	EUR	64,754
			130,516

United Kingdom: 1.98%
	CEVA Group Plc, Gtd. Notes
50,000	10.000%, 12/01/16 (c)	EUR	46,827
	Eco-Bat Finance Plc, Gtd. Notes
20,000	10.125%, 01/31/13 (c)	EUR	29,999
	FCE Bank Plc, Sr. Unsec. Euro Medium-Term Notes
100,000	7.125%, 01/16/12	EUR	139,751
	Ineos Group Holdings Plc, Gtd. Notes
50,000	7.875%, 02/15/16 (c)	EUR	36,035
	ISS Financing Plc, Sr. Secured Notes
50,000	11.000%, 06/15/14 (c)	EUR	77,801
	Lloyds TSB Bank Plc, Sub.
30,000	6.350%, Perpetual Maturity (d)(e)	EUR	30,511
	Virgin Media Finance Plc, Gtd. Notes
100,000	9.750%, 04/15/14	GBP	167,807
			528,731
United States: 3.53%
	AGCO Corp., Sr. Sub. Notes
50,000	6.875%, 04/15/14	EUR	71,705
	American International Group, Inc., Jr. Sub. Notes
50,000	8.000%, 05/22/38 (c)(d)	EUR	40,242
	American International Group, Inc., Jr. Sub. Notes, Series A3
100,000	4.875%, 03/15/67 (d)	EUR	66,583
	Fiat Finance North America, Inc., Gtd. Euro Medium-Term Notes
50,000	5.625%, 06/12/17	EUR	66,766
	Fresenius US Finance II, Inc., Senior Notes
50,000	8.750%, 07/15/15 (c)	EUR	81,399
	HCA, Inc., Sr. Unsec. Notes
25,000	8.750%, 11/01/10	GBP	40,154
	Hertz Corp., Gtd. Notes
100,000	7.875%, 01/01/14	EUR	145,237
	Huntsman International Llc, Gtd. Notes
50,000	6.875%, 11/15/13 (c)	EUR	66,217
	Nalco Co., Gtd. Notes
25,000	9.000%, 11/15/13	EUR	37,864
	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes
100,000	9.000%, 08/01/14	EUR	138,653
	Owens Brockway Glass Container, Inc., Gtd. Notes
50,000	6.750%, 12/01/14	EUR	73,168
	Polypore International, Inc., Gtd. Notes
15,000	8.750%, 05/15/12	EUR	20,853
	RBS Capital Trust A, Bank Gtd.
40,000	6.467%, Perpetual Maturity (d)(e)	EUR	35,413
	Travelport Llc, Gtd. Notes
50,000	10.875%, 09/01/16	EUR	62,193
			946,447
	Total Corporate Bonds (Cost $5,191,651)		6,141,104

LINKED NOTES : 1.10%
Indonesia: 1.10%
	Indonesia Government, Bonds, Series FR45
235,294	10.592%, 05/15/37 (a)(d)	USD	199,620
	Indonesia Government, Bonds, Series FR47
110,955	10.000%, 02/17/28 (a)	USD	93,957
			293,577
	Total Linked Notes (Cost $269,165)		293,577

Contracts
OPTIONS PURCHASED: 0.00% (f)
Puts: 0.00% (f)
Germany: 0.00% (f)
	Euro-Bund
5	Expiration: December 2009 at 118 Euros	EUR	1,244
	Total Purchased Options (Cost $4,128)		1,244

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 5.13%
	Bank of America - Charlotte
51,944	0.030%, 10/01/09	CAD	48,516
	Brown Brothers Harriman & Co. - Grand Cayman
8,664	0.030%, due 10/01/09	CHF	8,361
	Citibank - New York
38,184,816	0.030%, due 10/01/09	JPY	425,386
86,793	0.030%, due 10/01/09	GBP	138,709
124,466	0.030%, due 10/01/09	EUR	182,138
510,970	0.030%, due 10/01/09	USD	510,970
	JPMorgan Chase - New York
53,428	0.030%, 10/01/09	SGD	37,928
22,699	0.030%, 10/01/09	AUD	20,025
	Total Short-Term Bank Debt Instruments (Cost $1,337,592)		1,372,033
	Total Investments: 93.93% (Cost $22,751,155)		25,131,299
	Net Other Assets and Liabilities: 6.07%		1,624,620
	Net Assets: 100.00%		$26,755,919

(a)	Fair valued security.

(b)	Denotes an inflation-indexed security: principal and coupon indexed to the consumer price index.

(c)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s. At period end, the aggregate market value of those securities was $2,671,698, representing 9.99% of net assets.

(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2009.

(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(f)	Amount represents less than 0.01%.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

Gov’t - Government

Jr. - Junior

PIK - Payment in-kind

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

JPY - Japanese Yen

MUR - Mauritian Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PEN - Peruvian New Sol

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRL - Turkish Lira

USD - U.S. Dollar

ZAR - South African Rand

FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2009, the Fund had outstanding foreign currency exchange contract, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gain
Brazilian Real	Purchase	103,035	10/02/09	$55,219	$58,143	$2,924
Brazilian Real	Purchase	143,035	11/04/09	79,291	80,254	963
Brazilian Real	Purchase	80,000	10/02/09	44,269	45,144	875
Brazilian Real	Purchase	160,000	11/04/09	88,939	89,773	834
British Pound	Purchase	30,500	12/10/09	48,581	48,734	153
British Pound	Purchase	11,035	10/28/09	17,523	17,634	111
Colombian Peso	Purchase	30,000,000	12/04/09	15,162	15,504	342
Colombian Peso	Purchase	52,000,000	12/04/09	26,836	26,874	38
Egyptian Pound	Purchase	110,000	12/14/09	19,638	19,672	34
Euro	Sale	21,792	12/10/09	32,244	31,886	358
Euro	Sale	35,800	12/10/09	52,666	52,383	283
Hungarian Forint	Purchase	11,400,000	11/19/09	60,899	61,396	497
Hungarian Forint	Purchase	6,000,000	11/19/09	32,204	32,314	110
Malaysian Ringgit	Purchase	270,000	10/05/09	76,531	77,995	1,464
Malaysian Ringgit	Purchase	200,000	10/05/09	57,471	57,774	303
Malaysian Ringgit	Purchase	270,000	10/13/09	77,736	77,967	231
Mexican Peso	Purchase	930,000	11/18/09	68,250	68,434	184
New Russian Ruble	Purchase	1,200,000	11/05/09	37,631	39,639	2,008
New Russian Ruble	Purchase	900,000	12/03/09	27,533	29,480	1,947
Peruvian New Sol	Purchase	40,000	12/23/09	13,767	13,873	106
Peruvian New Sol	Purchase	70,000	12/23/09	24,231	24,277	46
Polish Zloty	Purchase	210,000	11/25/09	71,930	72,856	926
Polish Zloty	Purchase	42,675	11/25/09	14,799	14,805	6
South African Rand	Sale	760,000	12/22/09	100,624	99,525	1,099
South African Rand	Sale	18,523	12/22/09	2,466	2,426	40
South African Rand	Sale	100,000	12/22/09	13,127	13,095	32
Thai Bhat	Purchase	1,830,000	10/01/09	54,222	54,773	551
Thai Bhat	Purchase	1,715,008	10/19/09	51,081	51,311	230
Thai Bhat	Purchase	1,300,000	10/19/09	38,780	38,895	115
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$16,810

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Australian Dollar	Sale	7,132	10/02/09	$6,200	$6,291	$(91)
Brazilian Real	Sale	40,000	10/02/09	22,006	22,572	(566)
Brazilian Real	Sale	143,035	10/02/09	79,751	80,715	(964)
British Pound	Purchase	6,153	11/26/09	9,997	9,832	(165)
British Pound	Sale	62,759	10/02/09	100,000	100,298	(298)
British Pound	Purchase	8,386	11/19/09	13,819	13,400	(419)
British Pound	Purchase	9,600	12/10/09	15,903	15,339	(564)
British Pound	Purchase	8,304	12/10/09	13,841	13,269	(572)
British Pound	Purchase	19,700	12/10/09	32,244	31,478	(766)
British Pound	Purchase	32,438	12/10/09	52,666	51,832	(834)
British Pound	Purchase	17,374	10/28/09	28,697	27,762	(935)
British Pound	Purchase	41,330	11/26/09	68,145	66,040	(2,105)
British Pound	Purchase	265,757	11/19/09	439,952	424,655	(15,297)
Canadian Dollar	Sale	25,573	10/02/09	23,500	23,886	(386)
Chilean Peso	Sale	35,000,000	12/09/09	63,348	64,018	(670)
Colombian Peso	Sale	36,828,050	12/04/09	17,523	19,033	(1,510)
Danish Krone	Sale	43,515	10/02/09	8,500	8,554	(54)
Euro	Sale	12,000	10/28/09	17,523	17,560	(37)
Euro	Sale	9,500	12/10/09	13,841	13,901	(60)
Euro	Sale	10,919	12/10/09	15,903	15,977	(74)
Euro	Sale	33,274	12/10/09	48,581	48,687	(106)
Euro	Sale	7,000	11/26/09	9,997	10,243	(246)
Euro	Sale	9,780	11/19/09	13,819	14,311	(492)
Euro	Sale	20,162	10/28/09	28,697	29,503	(806)
Euro	Sale	47,378	11/26/09	68,145	69,327	(1,182)
Euro	Sale	551,545	10/02/09	802,000	807,104	(5,104)
Euro	Sale	309,000	11/19/09	439,952	452,156	(12,204)
Hungarian Forint	Purchase	20,505,810	11/19/09	110,835	110,436	(399)
Hungarian Forint	Sale	1,800,000	11/19/09	9,090	9,694	(604)
Indonesian Rupiah	Purchase	1,973,500,000	10/06/09	204,447	203,964	(483)
Japanese Yen	Sale	34,580,917	10/02/09	383,000	385,242	(2,242)
Malaysian Ringgit	Sale	200,000	10/05/09	57,597	57,774	(177)
Malaysian Ringgit	Sale	270,000	10/05/09	77,744	77,995	(251)
Mexican Peso	Purchase	240,000	11/18/09	17,795	17,660	(135)
Norwegian Krone	Sale	15,834	10/02/09	2,700	2,741	(41)
Polish Zloty	Sale	24,187	10/02/09	8,300	8,426	(126)
Polish Zloty	Purchase	100,000	11/25/09	35,260	34,693	(567)
Singapore Dollar	Sale	4,399	10/02/09	3,100	3,123	(23)
South African Rand	Purchase	200,000	11/18/09	26,888	26,374	(514)
South African Rand	Purchase	310,000	12/22/09	41,111	40,595	(516)
Swedish Krona	Sale	47,128	10/02/09	6,700	6,760	(60)
Swiss Franc	Sale	8,526	10/02/09	8,200	8,227	(27)
Thai Bhat	Sale	114,992	10/01/09	3,395	3,442	(47)
Thai Bhat	Sale	1,120,238	10/19/09	33,307	33,517	(210)
Turkish Lira	Purchase	40,000	11/18/09	26,764	26,722	(42)
Turkish Lira	Sale	70,000	11/18/09	46,479	46,764	(285)
Turkish Lira	Sale	69,200	11/18/09	45,056	46,230	(1,174)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(54,430)

FUTURES CONTRACTS

At September 30, 2009, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Currency	Value	Unrealized Gain/ (Loss)
Euro-Shatz	Short	5	12/08/09	EUR	$(791,384)	$(410)
Long Gilt Future	Long	2	12/29/09	GBP	378,955	1,598
10 Year Note	Long	1	12/21/09	USD	118,328	1,672
2 Year Note	Short	3	12/31/09	USD	(650,906)	(3,141)
					$(945,007)	$(281)

OPTIONS WRITTEN

At September 30, 2009, the Fund had outstanding options written:

Contracts Puts	Description	Currency	Value
	Euro-Bund	EUR	$(292)
5	Expiration: December 2009 at 116 Euros
	Total Options Written (Premiums received $1,708)		$(292)

Forward International Real Estate Fund(a)

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 97.63%
Australia: 12.48%
500,000	Abacus Property Group	$194,084
233,700	CFS Retail Property Trust	414,402
400,000	Commonwealth Property Office Fund	335,236
574,697	Dexus Property Group	428,413
380,000	Mirvac Group	563,196
458,017	Stockland	1,648,575
338,136	Westfield Group	4,146,419
		7,730,325
Brazil: 1.45%
25,000	Cyrela Brazil Realty SA	327,247
12,500	Gafisa SA, ADR(b)	379,499
10,000	MRV Engenharia e Participacoes SA	193,893
		900,639
Canada: 3.66%
9,100	Boardwalk Real Estate Investment Trust	327,656
30,200	Calloway Real Estate Investment Trust	535,936
21,100	Canadian Real Estate Investment Trust	508,457
53,300	RioCan Real Estate Investment Trust	896,092
		2,268,141
China: 2.10%
164,800	Guangzhou R&F Properties Co., Ltd.	289,621
1,470,000	Renhe Commercial Holdings Co., Ltd.	295,895
510,000	Shui On Land, Ltd.	292,836
275,000	Sino-Ocean Land Holdings, Ltd.	249,095
318,000	Soho China, Ltd.	170,283
		1,297,730
Finland: 1.63%
177,321	Citycon Oyj	752,504
65,000	Sponda Oyj(c)	257,770
		1,010,274
France: 6.31%
1,595	Societe Fonciere Lyonnaise SA	79,591
6,721	Societe Immobiliere de Location pour I’Industrie et le Commerce	866,877
14,238	Unibail-Rodamco SE	2,957,569
		3,904,037
Hong Kong: 27.33%
2,110,000	Champion Real Estate Investment Trust	879,388
500,000	China Overseas Land & Investment, Ltd.	1,081,284
193,000	China Resources Land, Ltd.	422,854
770,000	Franshion Properties China, Ltd.	218,579
512,000	Great Eagle Holdings, Ltd.	1,264,467

330,800	Hang Lung Properties, Ltd.	1,218,617
260,000	The Hongkong & Shanghai Hotels	336,824
554,000	Hongkong Land Holdings, Ltd.	2,409,900
250,000	Hysan Development Co., Ltd.	625,802
350,000	New World China Land, Ltd.	165,741
670,000	New World Development Co., Ltd.	1,442,004
113,000	Shimao Property Holdings, Ltd.	191,588
1,600,000	Shun Tak Holdings, Ltd.	1,213,928
370,100	Sun Hung Kai Properties, Ltd.	5,453,567
		16,924,543
India: 0.26%
250,000	Ishaan Real Estate Plc(c)	162,812
Japan: 16.27%
12,000	Aeon Mall Co., Ltd.	249,852
34,000	DAIBIRU Corp.	295,817
55	Japan Real Estate Investment Corp.	449,730
230,000	Mitsubishi Estate Co., Ltd.	3,617,892
150,800	Mitsui Fudosan Co., Ltd.	2,551,833
67	Nippon Building Fund, Inc.	597,860
82	Nippon Commercial Investment Corp.	152,828
17,000	Nomura Real Estate Holdings, Inc.	276,310
450	NTT Urban Development Corp.	413,079
60	Orix JREIT, Inc.	310,812
35,000	Sumitomo Realty & Development Co., Ltd.	640,617
104	Tokyu REIT, Inc.	519,044
		10,075,674
Luxembourg: 1.44%
104,700	Invista European Real Estate Trust(c)	48,107
135,000	ProLogis European Properties	840,786
		888,893
Mexico: 1.32%
115,000	Corporation GEO SAB de CV(c)	312,699
8,000	Desarrolladora Homex, SA de CV, ADR(b)(c)	302,240
100,000	Urbi Desarrollos Urbanos, SA de CV(c)	202,712
		817,651
Netherlands: 3.04%
18,400	Corio NV	1,269,012
9,500	VastNed Retail NV	611,544
		1,880,556
Norway: 1.27%
467,445	Norwegian Property ASA(c)	789,043
Philippines: 1.54%
1,300,000	Ayala Land, Inc.	315,534
1,500,000	Robinsons Land Corp.	332,419
1,375,000	SM Prime Holdings, Inc.	304,717
		952,670
Singapore: 6.54%
200,000	Allgreen Properties, Ltd.	160,437
811,900	CapitaCommercial Trust	599,422
577,500	CapitaLand, Ltd.	1,525,077

400,000	CapitaMall Trust	525,326
25,000	City Developments, Ltd.	183,154
1,600,000	Frasers Commercial Trust	181,734
100,000	Keppel Land, Ltd.	194,512
420,000	Yanlord Land Group, Ltd.	679,801
		4,049,463
Sweden: 0.73%
56,100	Hufvudstaden AB, Class A	450,644
United Kingdom: 10.26%
55,000	Atrium European Real Estate, Ltd.(c)	395,180
117,256	British Land Co., Plc	890,495
9,000	Derwent London Plc	175,478
55,000	Development Securities Plc	297,537
40,000	Grainger Plc	190,245
113,800	Great Portland Estates Plc	481,410
97,000	Hammerson Plc	611,249
67,700	Helical Bar Plc	405,841
67,809	Land Securities Group Plc	677,310
142,500	London & Stamford Property, Ltd.	293,645
400,000	Minerva Plc(c)	236,528
57,760	Segro Plc	339,238
48,660	Shaftesbury Plc	277,859
105,000	St. Modwen Properties Plc(c)	372,531
70,640	Unite Group Plc	297,193
150,000	Unitech Corporate Parks Plc(c)	51,541
1,025,000	Workspace Group Plc	360,385
		6,353,665
	Total Common Stocks (Cost $55,262,216)	60,456,760

RIGHTS: 0.00%(d)
United Kingdom: 0.00%(d)
12,844	Unite Group Plc, Rights (expiring 10/02/09)(c)(e)(f)	2,720
	Total Rights (Cost $0)	2,720

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.89%
$2,406,538	CitiBank - New York
	0.030%, due 10/01/09	2,406,538
	Total Short-Term Bank Debt Instruments (Cost $2,406,538)	2,406,538
	Total Investments: 101.52% (Cost $57,668,754)	62,866,018
	Net Other Assets and Liabilities: (1.52)%	(940,531)
	Net Assets: 100.00%	$61,925,487

(a)	Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b)	ADR - American Depositary Receipt.

(c)	Non-income producing security.

(d)	Amount represents less than 0.01%.

(e)	Fair valued security.

(f)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
09/17/09	Unite Group Plc, Rights (expiring 10/02/09)	$0	$2,720	0.00%

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 97.77%
Australia: 2.37%
1,451,800	Australian Worldwide Exploration, Ltd.(a)	$3,483,715
1,337,060	Centennial Coal Co., Ltd.	3,798,165
2,118,900	DUET Group	3,168,452
2,887,900	OZ Minerals, Ltd. (a)	2,904,384
		13,354,716
Austria: 1.20%
53,200	Vienna Insurance Group	3,036,174
105,437	Voestalpine AG	3,763,183
		6,799,357
Belgium: 1.38%
331,145	Agfa-Gevaert NV(a)	1,822,034
46,553	Ion Beam Applications	583,820
203,754	Telenet Group Holding NV(a)	5,378,896
		7,784,750
China: 2.54%
4,319,267	Ajisen China Holdings, Ltd.	3,845,516
348,888	China Digital TV Holding Co., Ltd., ADR(b)	2,511,994
8,633,500	First Tractor Co., Ltd.	3,330,839
2,932,595	Harbin Power Equipment Co., Ltd.	2,769,865
314,510	Sino Gold Mining, Ltd.(a)	1,870,085
		14,328,299
Denmark: 2.26%
27,736	SimCorp AS	5,686,724
92,840	TrygVesta AS	7,099,352
		12,786,076
Finland: 0.50%
136,611	Elisa Oyj	2,802,749
France: 5.82%
32,038	bioMerieux SA	3,521,386
970,150	Bull SA(a)	4,727,521
140,556	Compagnie Generale de Geophysique-Veritas(a)	3,279,626
137,781	Faurecia SA(a)	2,990,067
88,630	Gemalto NV(a)	4,132,807
65,780	Groupe Steria SCA	2,339,110
55,743	M6-Metropole Television	1,465,848
39,347	SA des Ciments Vicat	3,013,095
12,300	SEB SA	653,105
68,779	Teleperformance SA	2,308,368
43,124	Virbac SA	4,417,408
		32,848,341

Germany: 8.53%
28,678	Bijou Brigitte Modische Accessoires AG	5,140,016
124,997	Gerresheimer AG	3,929,020
86,550	Hannover Rueckversicherung AG (a)	3,968,057
43,000	HOCHTIEF AG	3,264,517
358,059	Kontron AG	4,417,053
45,776	Krones AG	2,439,654
208,200	Leoni AG	4,768,102
68,325	Pfeiffer Vacuum Technology AG	5,569,103
137,326	QIAGEN NV (a)	2,913,877
144,384	Rhoen-Klinikum AG	3,653,125
68,327	Software AG	5,811,235
221,192	TUI AG (a)	2,291,675
		48,165,434
Hong Kong: 3.12%
2,708,277	China Green Holdings, Ltd.	2,299,400
408,400	Dah Sing Financial Holdings, Ltd. (a)	2,350,261
4,384,000	Giordano International, Ltd.	1,091,750
2,579,861	Huabao International Holdings, Ltd.	2,766,259
22,018,911	Inspur International, Ltd.	2,897,954
5,273,168	Prime Success International Group, Ltd.	3,817,068
4,181,900	Shui On Land, Ltd.	2,401,205
		17,623,897
Ireland: 0.55%
735,000	C&C Group Plc	3,097,635
Italy: 6.83%
317,610	Ansaldo STS SpA	6,502,230
348,971	Banca Popolare di Milano Scarl (a)	2,655,481
201,900	Buzzi Unicem SpA	3,486,332
255,045	Danieli & Co., SpA	3,416,848
559,065	Davide Campari-Milano SpA	5,015,026
382,205	Enia SpA	2,997,862
729,300	Iride SpA	1,427,949
2,179,627	Parmalat SpA	6,025,105
6,164,001	Pirelli & C. SpA (a)	3,301,370
200,550	Prysmian SpA	3,762,366
		38,590,569
Japan: 26.04%
320,700	Aeon Delight Co., Ltd.	4,533,708
174,000	Canon Marketing Japan, Inc.	3,080,109
271,144	Daibiru Corp.	2,359,087
183,000	Don Quijote Co., Ltd.	4,342,338
234,400	Elpida Memory, Inc. (a)	3,073,456
1,854	Fields Corp.	2,784,150
161,500	Hitachi High-Technologies Corp.	3,376,990
105,200	Hogy Medical Co., Ltd.	5,894,903
168,800	Hokuto Corp.	3,901,966
237,066	Hoshizaki Electric Co., Ltd.	3,414,765
48,900	Idemitsu Kosan Co., Ltd.	4,036,640
304,200	Izumi Co., Ltd.	4,232,672
367,600	JSR Corp.	7,535,053
320,354	JTEKT Corp.	3,732,973
448,000	Kaken Pharmaceutical Co., Ltd.	4,207,253
702,800	The Keiyo Bank, Ltd.	3,593,663

83,130	Kobayashi Pharmaceutical Co., Ltd.	3,787,687
102,500	Kyorin Co., Ltd.	1,741,352
233,100	McDonald’s Holdings Co., Ltd.	4,661,221
303,147	Mochida Pharmaceutical Co., Ltd.	3,208,262
6,707	Monex Group, Inc.	2,428,313
342,172	NEC Electronics Corp. (a)	3,041,867
399,000	Nippon Electric Glass Co., Ltd.	3,640,405
201,000	Nissin Electric Co., Ltd.	1,236,027
317,099	NOK Corp.	4,726,547
674	Nomura Real Estate Office Fund, Inc.	4,482,571
1,781	Seven Bank, Ltd.	4,404,634
127,900	Shinko Electric Industries Co., Ltd.	2,278,306
288,200	Shinko Plantech Co., Ltd.	2,822,122
154,500	Square Enix Holdings Co., Ltd.	4,182,421
170,800	SUMCO Corp.	3,881,602
1,119,000	Sumitomo Heavy Industries, Ltd. (a)	5,460,056
191,200	Sundrug Co., Ltd.	5,175,915
320,000	Toshiba Plant Systems & Services Corp.	4,263,577
67,067	Toyo Tanso Co., Ltd.	3,474,200
136,200	Tsumura & Co.	4,916,037
371,327	Yamaguchi Financial Group, Inc.	3,851,228
1,076,000	The Yokohama Rubber Co., Ltd.	5,286,203
		147,050,279
Netherlands: 2.69%
194,887	ASM International NV (a)	3,589,108
209,675	CSM NV	5,292,808
58,272	Fugro NV	3,365,290
60,745	Nutreco Holding NV	2,954,759
		15,201,965
New Zealand: 0.60%
560,300	Fletcher Building, Ltd.	3,378,811
Norway: 0.68%
257,473	TGS NOPEC Geophysical Co., ASA (a)	3,855,788
Singapore: 2.72%
847,000	Chartered Semiconductor Manufacturing, Ltd. (a)	1,563,341
3,656,000	ComfortDelGro Corp., Ltd.	4,178,582
10,038,190	Golden Agri-Resources, Ltd. (a)	3,064,226
2,368,309	MobileOne, Ltd.	2,975,833
560,600	Venture Corp., Ltd.	3,577,747
		15,359,729
Spain: 1.47%
356,864	Grifols SA	6,796,689
61,346	Grupo Catalana Occidente SA	1,503,666
		8,300,355
Sweden: 2.74%
316,200	Intrum Justitia AB	3,537,851
623,331	Kappahl Holding AB	4,434,897
110,270	Oriflame Cosmetics SA	5,646,882
153,428	Saab AB	1,837,698
		15,457,328

Switzerland: 6.92%
903,800	Clariant AG (a)	8,224,292
20,417	Helvetia Holding AG	6,856,235
47,060	Partners Group Holding AG	5,740,021
200,000	Petroplus Holdings AG (a)	5,044,871
2,420	Sika AG	3,266,988
30,290	Swiss Life Holding AG (a)	3,583,474
271,456	Temenos Group AG (a)	6,365,320
		39,081,201
United Kingdom: 18.81%
1,616,300	Aberdeen Asset Management Plc	3,874,656
474,583	Aggreko Plc	5,324,382
607,108	Amlin Plc	3,720,928
515,800	Babcock International Group Plc	4,686,318
1,262,947	Carillion Plc	5,558,646
340,000	Charter International Plc	3,727,546
729,500	Daily Mail & General Trust Plc	5,353,615
182,600	Dana Petroleum Plc (a)	4,091,370
528,764	Greene King Plc	3,561,881
505,076	Halfords Group Plc	2,842,929
66,361	Hunting Plc	571,639
741,139	IG Group Holdings Plc	3,946,614
895,924	Informa Plc	4,510,261
294,900	London Stock Exchange Group Plc	4,034,303
1,537,233	Meggitt Plc	5,726,667
782,828	Micro Focus International Plc	4,447,602
1,029,690	Mitie Group Plc	4,151,870
1,035,384	Mouchel Group Plc	3,880,291
922,900	N. Brown Group Plc	3,625,405
944,646	Pace Plc	3,439,084
386,298	Premier Oil Plc (a)	7,470,124
1,458,500	RPS Group Plc	5,244,558
626,068	Serco Group Plc	5,052,809
972,052	St. James’s Place Capital Plc	4,049,958
1,180,700	William Hill Plc	3,326,686
		106,220,142
	Total Common Stocks (Cost $484,786,249)	552,087,421

PREFERRED STOCKS: 0.70%
Germany: 0.70%
54,266	Fuchs Petrolub AG	3,961,793
	Total Preferred Stocks (Cost $4,210,247)	3,961,793

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.00%
$5,628,941	CitiBank - New York
	0.030%, 10/01/09	5,628,941
	Total Short-Term Bank Debt Instruments (Cost $5,628,941)	5,628,941
	Total Investments: 99.47% (Cost $494,625,437)	561,678,155
	Net Other Assets and Liabilities: 0.53%	2,993,127
	Net Assets: 100.00%	$564,671,282

(a)	Non-income producing security.

(b)	ADR - American Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward Large Cap Equity Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.70%
Consumer Discretionary: 14.95%
1,750	Apollo Group, Inc., Class A (a)	$128,923
2,250	Bed Bath & Beyond, Inc. (a)	84,465
3,550	Best Buy Co., Inc.	133,196
2,300	J.C. Penney Co., Inc.	77,625
1,400	Kohl’s Corp. (a)	79,870
8,450	Las Vegas Sands Corp. (a)	142,298
5,087	McDonald’s Corp.	290,314
2,500	Nordstrom, Inc.	76,350
12,550	Omnicom Group, Inc.	463,597
13,150	Starbucks Corp. (a)	271,548
2,000	Tiffany & Co.	77,060
8,250	Time Warner, Inc.	237,435
3,650	VF Corp.	264,370
		2,327,051
Consumer Staples: 5.09%
4,450	Kimberly-Clark Corp.	262,461
2,600	PepsiCo, Inc.	152,516
1,871	The Procter & Gamble Co.	108,368
5,490	Wal-Mart Stores, Inc.	269,504
		792,849
Energy: 9.27%
840	Apache Corp.	77,137
2,650	Cameron International Corp. (a)	100,223
3,300	Chesapeake Energy Corp.	93,720
5,460	Chevron Corp.	384,547
3,850	ConocoPhillips Corp.	173,866
1,500	EnCana Corp.	86,415
2,480	Exxon Mobil Corp.	170,153
4,750	Royal Dutch Shell Plc, ADR (b)	271,653
2,000	Southwestern Energy Co. (a)	85,360
		1,443,074
Financials: 11.88%
25,029	Bank of America Corp.	423,490
4,250	The Charles Schwab Corp.	81,388
4,250	The Chubb Corp.	214,242
1,550	The Goldman Sachs Group, Inc.	285,742
4,490	JPMorgan Chase & Co.	196,752
5,414	MetLife, Inc.	206,111
4,270	Morgan Stanley	131,858
10,750	NYSE Euronext, Inc.	310,568
		1,850,151
Health Care: 10.48%
1,650	Abbott Laboratories	81,626
3,050	Becton, Dickinson and Co.	212,738
1,400	Celgene Corp. (a)	78,260
1,300	Cerner Corp. (a)	97,240
3,800	Gilead Sciences, Inc. (a)	177,004
4,186	Johnson & Johnson	254,885

1,350	McKesson Corp.	80,393
4,040	Medco Health Solutions, Inc. (a)	223,452
9,100	Mylan, Inc. (a)	145,691
16,900	Pfizer, Inc.	279,694
		1,630,983
Industrials: 15.97%
1,050	3M Co.	77,490
4,900	The Boeing Co.	265,334
1,400	C.H. Robinson Worldwide, Inc.	80,850
2,200	Cooper Industries Plc, Class A	82,654
3,150	Cummins, Inc.	141,152
5,750	Emerson Electric Co.	230,460
2,500	General Dynamics Corp.	161,500
18,960	General Electric Co.	311,323
5,200	Norfolk Southern Corp.	224,172
1,050	Precision Castparts Corp.	106,964
5,050	Rockwell Collins, Inc.	256,540
5,100	The Stanley Works	217,719
1,550	URS Corp. (a)	67,658
850	W.W. Grainger, Inc.	75,956
6,250	Waste Management, Inc.	186,375
		2,486,147
Information Technology: 18.72%
6,100	Activision Blizzard, Inc. (a)	75,579
4,000	Altera Corp.	82,040
8,650	Applied Materials, Inc.	115,910
3,850	Automatic Data Processing, Inc.	151,305
5,660	Cisco Systems, Inc. (a)	133,236
5,650	EMC Corp. (a)	96,276
647	Google, Inc., Class A (a)	320,815
2,900	Intel Corp.	56,753
2,790	International Business Machines Corp.	333,711
1,800	McAfee, Inc. (a)	78,822
4,900	Microchip Technology, Inc.	129,850
14,580	Microsoft Corp.	377,477
8,150	Nuance Communications, Inc. (a)	121,924
8,450	Oracle Corp.	176,098
3,930	QUALCOMM, Inc.	176,772
7,900	Texas Instruments, Inc.	187,151
1,100	Visa, Inc., Class A	76,021
2,650	VMware, Inc., Class A (a)	106,451
3,250	Western Digital Corp. (a)	118,723
		2,914,914
Materials: 9.86%
4,450	Agnico-Eagle Mines, Ltd.	301,932
1,650	Agrium, Inc.	82,154
3,900	Air Products & Chemicals, Inc.	302,561
3,812	Freeport-McMoRan Copper & Gold, Inc., Class B	261,541
3,800	International Paper Co.	84,474
3,550	MeadWestvaco Corp.	79,201
950	PPG Industries, Inc.	55,300
2,100	Sociedad Quimica y Minera de Chile SA, ADR (b)	82,173
26,700	Yamana Gold, Inc.	285,957
		1,535,293
Telecommunication Services: 3.48%
8,100	AT&T, Inc.	218,781
10,670	Verizon Communications, Inc.	322,981

		541,762
	Total Common Stocks (Cost $13,781,889)	15,522,224

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.74%
$115,183	CitiBank - New York
	0.030%, due 10/01/09	115,183
	Total Short-Term Bank Debt Instruments (Cost $115,183)	115,183
	Total Investments: 100.44% (Cost $13,897,072)	15,637,407
	Net Other Assets and Liabilities: (0.44)%	(68,621)
	Net Assets: 100.00%	$15,568,786

(a)	Non-income producing security.

(b)	ADR - American Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward Legato Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.74%
Consumer Discretionary: 10.70%
3,501	AnnTaylor Stores Corp. (a)	$55,631
2,362	Arbitron, Inc.	49,035
1,575	Capella Education Co. (a)	106,061
3,463	Carter’s, Inc. (a)	92,461
4,708	Champion Enterprises, Inc. (a)	2,166
8,975	The Cheesecake Factory, Inc. (a)	166,217
2,401	Corinthian Colleges, Inc. (a)	44,563
1,710	DreamWorks Animation SKG, Inc., Class A (a)	60,825
6,413	Fred’s, Inc.	81,637
8,025	Gentex Corp.	113,553
3,150	Iconix Brand Group, Inc. (a)	39,281
6,275	LKQ Corp. (a)	116,338
1,450	Morningstar, Inc. (a)	70,412
7,764	Smith & Wesson Holding Corp. (a)	40,606
3,473	Tenneco, Inc. (a)	45,288
1,666	Tractor Supply Co. (a)	80,668
2,584	Under Armour, Inc., Class A (a)	71,913
1,850	Universal Technical Institute, Inc. (a)	36,445
		1,273,100
Consumer Staples: 4.57%
1,206	Chattem, Inc. (a)	80,090
2,775	The Hain Celestial Group, Inc. (a)	53,197
3,068	Lance, Inc.	79,216
2,672	TreeHouse Foods, Inc. (a)	95,310
8,703	United Natural Foods, Inc. (a)	208,176
825	USANA Health Sciences, Inc. (a)	28,141
		544,130
Energy: 5.52%
1,976	CARBO Ceramics, Inc.	101,864
725	Core Laboratories NV	74,740
1,879	Encore Acquisition Co. (a)	70,275
4,747	ENGlobal Corp. (a)	19,558
3,088	Forest Oil Corp. (a)	60,432
5,919	General Maritime Corp.	45,813
12,416	ION Geophysical Corp. (a)	43,704
6,331	North American Energy Partners, Inc. (a)	37,986
986	Smith International, Inc.	28,298
1,450	St. Mary Land & Exploration Co.	47,067
4,450	Tesco Corp. (a)	35,511
1,594	Whiting Petroleum Corp. (a)	91,782
		657,030
Financials: 8.29%
5,859	Cedar Shopping Centers, Inc.	37,791
2,625	Financial Federal Corp.	64,785
1,653	First Midwest Bancorp, Inc.	18,629
3,189	Glacier Bancorp, Inc.	47,644
547	Greenhill & Co., Inc.	49,000
1,589	Hanover Insurance Group, Inc.	65,673
10,532	MGIC Investment Corp. (a)	78,042

1,708	Mid-America Apartment Communities, Inc.	77,081
5,174	Old National Bancorp	57,949
3,050	Portfolio Recovery Associates, Inc. (a)	138,257
1,050	PrivateBancorp, Inc.	25,683
1,536	Prosperity Bancshares, Inc.	53,437
2,142	Stewart Information Services Corp.	26,497
3,561	Sun Communities, Inc.	76,633
400	TMX Group, Inc.	13,416
1,602	WestAmerica BanCorp.	83,304
2,100	Westwood Holdings Group, Inc.	72,870
		986,691
Health Care: 20.17%
5,700	Abaxis, Inc. (a)	152,474
6,050	Allscripts-Misys Healthcare Solutions, Inc.	122,634
6,750	Angiodynamics, Inc. (a)	93,015
1,710	Bio-Reference Labs, Inc. (a)	58,824
13,175	Cepheid, Inc. (a)	174,174
3,200	Chemed Corp.	140,447
3,066	Gentiva Health Services, Inc. (a)	76,681
1,173	Haemonetics Corp. (a)	65,829
1,958	ICU Medical, Inc. (a)	72,172
1,825	Integra LifeSciences Holdings Corp. (a)	62,324
2,250	IPC The Hospitalist Co., Inc. (a)	70,763
925	Kensey Nash Corp. (a)	26,779
1,575	Landauer, Inc.	86,594
3,589	Medical Action Industries, Inc. (a)	43,319
2,375	MEDNAX, Inc. (a)	130,434
1,850	MEDTOX Scientific, Inc. (a)	16,835
2,875	Meridian Bioscience, Inc.	71,904
5,975	Merit Medical Systems, Inc. (a)	103,547
5,897	Neogen Corp. (a)	190,414
3,675	Phase Forward, Inc. (a)	51,597
4,467	PSS World Medical, Inc. (a)	97,515
1,825	Quality Systems, Inc.	112,365
6,450	Somanetics Corp. (a)	103,974
2,140	Sunrise Senior Living, Inc. (a)	6,484
2,100	SurModics, Inc. (a)	51,660
2,720	Techne Corp.	170,136
3,088	U.S. Physical Therapy, Inc. (a)	46,536
		2,399,430
Industrials: 21.04%
2,500	The Advisory Board Co. (a)	62,850
3,125	AeroVironment, Inc. (a)	87,781
1,708	Alexander & Baldwin, Inc.	54,810
993	American Science & Engineering, Inc.	67,564
5,825	Beacon Roofing Supply, Inc. (a)	93,084
4,254	C&D Technologies, Inc. (a)	9,146
4,200	CoStar Group, Inc. (a)	173,124
2,075	Dynamex, Inc. (a)	33,885
6,909	EnergySolutions, Inc.	63,701
2,175	Forward Air Corp.	50,351
1,175	Franklin Electric Co., Inc.	33,687
4,779	Fuel Tech, Inc. (a)	53,525
2,042	G&K Services, Inc., Class A	45,251
1,832	GATX Corp.	51,204
1,812	General Cable Corp. (a)	70,940
2,193	Genesee & Wyoming, Inc., Class A (a)	66,492
1,648	IDEX Corp.	46,062
2,625	II-VI, Inc. (a)	66,780
5,495	Innerworkings, Inc. (a)	27,145

2,706	Kansas City Southern (a)	71,682
1,747	Kaydon Corp.	56,638
625	K-Tron International, Inc. (a)	59,506
2,700	Mobile Mini, Inc. (a)	46,872
2,625	Raven Industries, Inc.	70,166
5,755	Resources Connection, Inc. (a)	98,180
6,543	Ritchie Bros. Auctioneers, Inc.	160,565
2,480	Robbins & Myers, Inc.	58,230
12,883	Rollins, Inc.	242,844
2,086	School Specialty, Inc. (a)	49,480
3,675	Simpson Manufacturing Co., Inc.	92,831
3,925	Sun Hydraulics Corp.	82,661
3,325	Tetra Tech, Inc. (a)	88,212
3,368	Titan International, Inc.	29,975
2,616	Tutor Perini Corp. (a)	55,721
2,187	Wabtec Corp.	82,078
		2,503,023
Information Technology: 23.14%
2,750	Advent Software, Inc. (a)	110,688
3,061	ANSYS, Inc. (a)	114,695
3,975	Blackbaud, Inc.	92,220
3,150	Blackboard, Inc. (a)	119,006
1,900	Cabot Microelectronics Corp. (a)	66,234
1,893	CACI International, Inc., Class A (a)	89,481
2,075	Cass Information Systems, Inc.	61,960
2,700	comScore, Inc. (a)	48,627
1,265	Concur Technologies, Inc. (a)	50,296
4,050	DealerTrack Holdings, Inc. (a)	76,586
9,435	Digi International, Inc. (a)	80,386
4,650	Echelon Corp. (a)	59,846
1,875	EMS Technologies, Inc. (a)	39,038
11,810	Entegris, Inc. (a)	58,460
2,500	F5 Networks, Inc. (a)	99,075
1,175	FactSet Research Systems, Inc.	77,832
3,855	Fair Isaac Corp.	82,844
6,498	Fairchild Semiconductor International, Inc. (a)	66,475
2,100	FARO Technologies, Inc. (a)	36,078
2,750	Forrester Research, Inc. (a)	73,260
3,255	GTSI Corp. (a)	26,170
4,445	Guidance Software, Inc. (a)	19,647
2,562	Manhattan Associates, Inc. (a)	51,752
1,872	ManTech International Corp., Class A (a)	88,284
1,825	Maximus, Inc.	85,045
2,500	MICROS Systems, Inc. (a)	75,475
3,460	Napco Security Technologies, Inc. (a)	4,602
5,085	National Instruments Corp.	140,498
1,900	NVE Corp. (a)	101,004
3,150	Power Integrations, Inc.	104,989
1,400	Rimage Corp. (a)	23,926
2,453	Rudolph Technologies, Inc. (a)	18,152
6,955	Semtech Corp. (a)	118,304
4,100	Stratasys, Inc. (a)	70,356
2,165	Telvent GIT SA	62,742
5,750	Tyler Technologies, Inc. (a)	98,268
3,950	Ultimate Software Group, Inc. (a)	113,444
3,325	Verint Systems, Inc. (a)	48,213
		2,753,958
Materials: 3.31%
3,420	Commercial Metals Co.	61,218
1,809	Compass Minerals International, Inc.	111,471

6,050	Landec Corp. (a)	38,720
4,638	Spartech Corp.	49,951
2,535	Terra Industries, Inc.	87,888
4,200	Zoltek Cos., Inc. (a)	44,100
		393,348
	Total Common Stocks (Cost $10,193,710)	11,510,710

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.83%
$18,677	Brown Brothers Harriman & Co.- Grand Cayman
	0.030%, due 10/01/09	18,677
437,661	CitiBank - New York
	0.030%, due 10/01/09	437,661
	Total Short-Term Bank Debt Instruments (Cost $456,338)	456,338
	Total Investments: 100.57% (Cost $10,650,048)	11,967,048
	Net Other Assets and Liabilities: (0.57)%	(68,391)
	Net Assets: 100.00%	$11,898,657

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Long/Short Credit Analysis Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Principal Amount		Value (Note 1)
MUNICIPAL BONDS: 115.78%
Arizona: 2.13%
	Coconino County, Arizona Pollution Control Corp., Revenue Bonds, Series A, VRDN
$1,000,000	5.500%, 06/01/34 (a)(b)	$1,049,649
	Salt Verde, Arizona Financial Corp., Gas Revenue Bonds
1,800,000	5.000%, 12/01/37	1,676,610
		2,726,259
Arkansas: 0.42%
	Baxter County, Arkansas, Hospital Revenue Bonds
550,000	5.000%, 09/01/26 (a)	537,218
California: 17.49%
	Anaheim California Public Financing Authority, Revenue Bonds (Anaheim Electric System Distribution)
700,000	5.000%, 10/01/29 (a)	759,423
	California Educational Facilities Authority, Revenue Bonds (University of Southern California), Series A
875,000	5.000%, 10/01/39 (a)	942,576
	California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System-West), Series A
900,000	5.750%, 09/01/39 (a)	934,362
	California Health Facilities Financing Authority, Revenue Bonds (St. Joseph Health System), Series A
800,000	5.750%, 07/01/39 (a)	844,480
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E
750,000	4.750%, 02/01/30 (a)	644,280
	California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Pacific Gas & Electric), Insured MBIA, Inc., Series A
500,000	5.350%, 12/01/16 (a)	517,025

	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
2,055,000	4.500%, 06/01/27 (a)	1,901,204
3,000,000	5.125%, 06/01/47 (a)	2,256,390
	Manteca California Financing Authority, Sewer Revenue Bonds, Series B
860,000	5.000%, 12/01/33 (a)	860,903
	M-S-R Energy Authority, Revenue Bonds, Series B
2,000,000	6.500%, 11/01/39 (a)	2,285,920
	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
1,800,000	1.120%, 07/01/27 (a)(b)	1,408,914
	Port of Oakland, California, Prerefunded Revenue Bonds, Series K
20,000	5.875%, 11/01/30 (a)	20,549
	Port of Oakland, California, Unrefunded Revenue Bonds, Insured MBIA, Inc., Series K
2,080,000	5.875%, 11/01/30 (a)	2,087,133
	San Diego, California Regional Building Authority Lease, Revenue Bonds (County Operations Center & Annex), Series A
450,000	5.375%, 02/01/36 (a)	476,519
	State of California Municipal Bonds
1,925,000	5.250%, 04/01/14 (a)	2,001,307
900,000	6.000%, 04/01/35 (a)	990,180
2,800,000	7.550%, 04/01/39 (a)	3,116,008
	State of California Municipal Bonds, Series B, Sub-Series B-5, VRDN
350,000	1.500%, 05/01/40 (b)	350,000
		22,397,173
Colorado: 2.51%
	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN
1,000,000	1.333%, 12/01/33 (b)	689,640
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds
2,265,000	6.500%, 11/15/38 (a)	2,531,273
		3,220,913

Connecticut: 1.38%
	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series A
815,000	5.850%, 09/01/28 (a)	830,306
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale - New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
600,000	5.000%, 07/01/26 (a)	618,642
	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Series 1
270,000	5.000%, 02/01/17 (a)	313,724
		1,762,672
Florida: 3.07%
	Citizens Property Insurance Corp., Sr. Sec. High Act Revenue Bonds, Series A-1
900,000	6.000%, 06/01/16 (a)	983,871
	JEA, Florida Electric Systems, Revenue Bonds, Series 3A
450,000	3.500%, 10/01/18 (a)	452,232
	JEA, Florida Water & Sewer Systems, Revenue Bonds, Series A
450,000	5.375%, 10/01/39 (a)	466,767
	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Insured Assured Guaranty, Ltd., Series A
1,500,000	5.250%, 10/01/38 (a)	1,505,325
	Sarasota County, Florida Public Hospital District, Hospital Revenue Bonds (Sarasota Memorial Hospital Project), Series A
500,000	5.625%, 07/01/39	522,645
		3,930,840
Georgia: 1.48%
	Atlanta, Georgia, Airport Revenue Bonds, Series B
700,000	5.625%, 01/01/30 (a)	707,931
	Atlanta, Georgia, Water & Wastewater Revenue Bonds, Series A
1,000,000	6.250%, 11/01/34 (a)	1,088,020
	Main Street Natural Gas, Inc., Revenue Bonds (Georgia Gas Project), Series B
100,000	5.000%, 03/15/16 (a)	101,649
		1,897,600

Guam: 3.31%
	Guam Government Municipal Bonds, Series A
1,000,000	6.000%, 11/15/19 (a)	1,076,080
2,900,000	6.750%, 11/15/29 (a)	3,168,656
		4,244,736
Hawaii: 0.87%
	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Hawaiian Electric Co. & Subsidiary Projects), Insured MBIA, Inc.
750,000	5.450%, 11/01/23 (a)	750,083
	Hawaii State Department of Transportation, Special Facilities Revenue Bonds (Continental Airlines)
450,000	5.625%, 11/15/27 (a)	367,880
		1,117,963
Illinois: 1.90%
	Chicago, Illinois Board of Education, Revenue Bonds (Build America Bonds), Series E
500,000	6.138%, 12/01/39	538,030
	Illinois Finance Authority, Revenue Bonds (Silver Cross & Medical Centers)
1,000,000	7.000%, 08/15/44 (a)	1,085,930
	Northern Illinois Municipal Power Agency, Revenue Bonds (Build America Bonds Power Project)
750,000	6.859%, 01/01/39 (a)	812,100
		2,436,060
Indiana: 0.92%
	Purdue University, Indiana, Revenue Bonds (Purdue University Student Facilities System), Series A
1,125,000	5.000%, 07/01/34 (a)	1,177,650
Iowa: 0.65%
	Iowa Finance Authority, Health Facilities Revenue Bonds (Iowa Health System)
800,000	5.250%, 02/15/29	830,512
Kentucky: 2.07%
	Kenton County, Kentucky Airport Board, Airport Revenue Bonds (Cincinnati/Northern Kentucky), Series B
1,400,000	5.000%, 03/01/11	1,445,066

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds (Baptist HealthCare Systems), Series A
225,000	5.625%, 08/15/27 (a)	247,793
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary’s Healthcare)
900,000	6.125%, 02/01/37 (a)	956,835
		2,649,694
Louisiana: 2.66%
	DeSoto Parish Louisiana Environmental Improvement, Revenue Bonds (International paper), Series A
750,000	4.750%, 03/01/19 (a)	712,148
	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A
1,700,000	6.000%, 07/01/29 (a)	1,806,743
	St John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A
925,000	5.125%, 06/01/37 (a)	888,619
		3,407,510
Maryland: 0.36%
	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B
460,000	5.350%, 07/01/34 (a)	463,450
Michigan: 1.06%
	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A
600,000	5.450%, 11/15/46 (a)	535,830
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series A
1,000,000	6.000%, 06/01/48 (a)	822,100
		1,357,930
Missouri: 0.70%
	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1
850,000	6.625%, 07/01/34 (a)	902,819

New Hampshire: 0.58%
	New Hampshire Health & Education Facilities Authority, Revenue Bonds (Dartmouth-Hitchcock)
200,000	6.000%, 08/01/38 (a)	212,642
	New Hampshire State, Business Finance Authority Pollution Control Revenue Bonds (The UTD Illuminating Project), Series A
500,000	6.875%, 12/01/29 (a)	536,250
		748,892
New Jersey: 7.38%
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project)
500,000	6.250%, 09/15/29 (a)	453,520
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (St. Peters University Hospital Obligation)
2,000,000	5.750%, 07/01/37	2,020,320
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Trinitas Hospital Obligation), Series B
1,500,000	6.500%, 07/01/23	1,298,415
	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
2,810,000	4.500%, 06/01/23 (a)	2,632,295
1,365,000	4.625%, 06/01/26 (a)	1,156,169
2,500,000	5.000%, 06/01/41 (a)	1,891,775
		9,452,494
New York: 17.97%
	Hudson Yards Infrastructure Corp., Revenue Bonds, Series A
5,000,000	5.000%, 02/15/47 (a)	4,949,549
	Liberty, New York, Development Corp., Revenue Bonds (Goldman Sachs Headquarters)
1,850,000	5.250%, 10/01/35 (a)	1,897,786
	New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium - Pilot)
2,170,000	5.000%, 03/01/46 (a)	2,092,444
	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
3,500,000	7.750%, 08/01/31 (a)(b)	3,586,870

	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
4,000,000	6.900%, 08/01/24 (a)	3,353,480
	New York City, New York Housing Development Corp., Multifamily Rental Housing Revenue Bonds (Progress of Peoples Development), Insured FNMA, Series B
1,000,000	4.950%, 05/15/36 (a)	1,000,050
	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (Jetblue Airways Corp. Project)
400,000	5.125%, 05/15/30 (a)	296,868
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series FF-2
500,000	5.000%, 06/15/40 (a)	538,990
	New York City, New York Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009), Series S-3
675,000	5.250%, 01/15/39 (a)	730,566
	New York City, New York, Revenue Bonds, Sub-Series I-1
600,000	5.125%, 04/01/25 (a)	668,910
	New York State Dormitory Authority, Nonstate Supported Debt Revenue Bonds (North Shore Long Island Jewish Health System), Series A
2,500,000	5.500%, 05/01/37	2,584,449
	New York State Dormitory Authority, Nonstate Supported Debt Revenue Bonds (Rockefeller University), Series C
1,000,000	5.000%, 07/01/40 (a)	1,081,620
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds (NY Tobacco), Series B
250,000	6.000%, 06/01/48 (a)	225,898
		23,007,480
North Carolina: 0.92%
	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Duke University Project), Series B
750,000	5.000%, 10/01/38 (a)	813,045

	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Wakemed), Series A
350,000	5.625%, 10/01/38 (a)	366,940
		1,179,985
Ohio: 9.22%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-1
2,500,000	5.000%, 06/01/11 (a)	2,553,625
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
2,560,000	5.125%, 06/01/24 (a)	2,414,874
1,500,000	5.875%, 06/01/30	1,435,095
3,750,000	6.000%, 06/01/42 (a)	3,145,987
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), Series B
500,000	5.800%, 12/01/38 (a)	534,265
	Ohio State Hospital Facility, Revenue Bonds (Cleveland Clinic Health), Series B
1,000,000	5.530%, 01/01/34 (a)	1,067,040
	Ohio State Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage Backed Securities Program), Insured GNMA/FNMA, Series F
630,000	5.250%, 09/01/28 (a)	654,249
		11,805,135
Oklahoma: 1.44%
	Tulsa, Oklahoma Municipal Airport Trust Revenue Bonds, Series A, VRDN
1,900,000	7.750%, 06/01/35 (a)(b)	1,844,995
Pennsylvania: 1.04%
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.)
750,000	7.000%, 07/15/39	811,703
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Reliant Energy), Series B
495,000	6.750%, 12/01/36 (a)	515,330
		1,327,033

Puerto Rico: 12.89%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien Series A
700,000	6.000%, 07/01/44 (a)	727,405
	Puerto Rico Commonwealth Highway & Transportation Authority Highway, Insured MBIA, Inc., Revenue Bonds, Series Z
400,000	6.250%, 07/01/15 (a)	447,452
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C
1,300,000	5.500%, 07/01/24 (a)	1,367,106
475,000	5.500%, 07/01/25	499,035
	Puerto Rico Commonwealth Public Finance Corp., Revenue Bonds, Series A, VRDN
3,000,000	5.750%, 08/01/27 (b)	3,128,670
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT
2,600,000	5.000%, 07/01/32 (a)	2,634,762
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN
2,700,000	1.100%, 07/01/31 (a)(b)	1,945,431
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
1,250,000	5.250%, 07/01/25 (a)	1,337,538
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H
900,000	5.250%, 07/01/13 (a)	958,923
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A
1,000,000	5.500%, 08/01/28 (a)	1,071,230
1,200,000	5.750%, 08/01/37 (a)	1,296,168
1,000,000	6.000%, 08/01/42	1,099,610
		16,513,330
Rhode Island: 3.43%
	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series A-1
1,000,000	5.000%, 10/01/48	941,370
	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN
1,000,000	0.823%, 12/01/37 (b)(c)(d)	1,000,000

	Tobacco Settlement Financing Corp., Revenue Bonds, Series A
2,500,000	6.250%, 06/01/42 (a)	2,448,624
		4,389,994
South Carolina: 0.92%
	Greenwood County South Carolina Hospital, Revenue Bonds (Self Regulation Health Care)
1,000,000	5.375%, 10/01/09	1,030,780
	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue Bonds
145,000	5.000%, 06/01/18 (a)	145,312
		1,176,092
Tennessee: 1.58%
	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series A
2,000,000	5.250%, 09/01/21 (a)	2,019,300
Texas: 7.80%
	Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
2,500,000	5.250%, 12/01/29	1,643,150
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C, VRDN
650,000	5.750%, 05/01/36 (a)(b)	557,349
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project)
300,000	5.500%, 11/01/30 (a)	206,451
305,000	6.375%, 05/01/35 (a)	226,572
	Dallas, Texas Convention Center Hotel Development Corp., Revenue Bonds (Build America Bonds)
2,000,000	7.088%, 01/01/42 (a)	2,098,960
	Harris County, Texas, Industrial Development Corp., Airport Facilities, Revenue Bonds (Continental Airlines Project)
360,000	5.375%, 07/01/19 (a)	283,198
	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines), Series B
165,000	6.125%, 07/15/27 (a)	141,171

	Northern Texas Tollway Authority, Revenue Bonds (Build America Bonds)
500,000	6.718%, 01/01/49 (a)	561,895
	Northern Texas Tollway Authority, Revenue Bonds, Series A
1,000,000	6.000%, 01/01/28 (a)	1,110,690
	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN
1,000,000	0.490%, 12/01/33 (b)(c)(d)	1,000,000
	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A
460,000	6.450%, 06/01/21 (a)	276,189
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN
2,250,000	0.900%, 12/15/26 (b)	1,572,750
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28 (a)	315,268
		9,993,643
Virginia: 1.54%
	University of Virginia, University Revenue Bonds
800,000	5.000%, 06/01/40 (a)	864,080
	Virginia State Housing Development Authority, Revenue Bonds (Commonwealth Mortgage), Series B
700,000	4.850%, 01/01/36 (a)	659,351
	Virginia State Public School Authority, Revenue Bonds (School Financing 1997), Series B1
425,000	4.000%, 08/01/25 (a)	445,039
		1,968,470
West Virginia: 1.88%
	West Virginia State Hospital Finance Authority, Hospital Revenue Bonds (Charleston City Improvement Revenue Bond), Series A
1,250,000	5.500%, 09/01/25	1,272,475
1,100,000	5.625%, 09/01/32	1,134,914
		2,407,389
Wisconsin: 2.87%

	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.)
2,000,000	6.500%, 04/15/33	2,060,720
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A
1,100,000	5.600%, 02/15/29 (a)	1,100,418
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Wheaton Franciscan Healthcare)
555,000	5.250%, 08/15/34	508,219
		3,669,357
Wyoming: 1.34%
	Campbell County, Wyoming, Solid Waste Facilities, Revenue Bonds (Basin Electric Power Coop), Series A
800,000	5.750%, 07/15/39 (a)	859,336
	Sweetwater County, Wyoming, Pollution Control Revenue Bonds (Idaho Power Co. Project)
800,000	5.250%, 07/15/26	854,168
		1,713,504
	Total Municipal Bonds (Cost $137,495,172)	148,278,092
CORPORATE BONDS: 10.63%
Communications: 0.77%
	CBS Corp., Gtd. Notes
900,000	8.200%, 05/15/14 (a)	981,094
Consumer Cyclical: 1.82%
	Continental Airlines, Inc., Sr. Unsec. Notes
2,600,000	8.750%, 12/01/11 (a)	2,333,500
Consumer Discretionary: 0.03%
	General Motors Corp., Sr. Unsec. Notes
250,000	7.200%, 01/15/11 (a)	39,375
Energy: 0.88%
	Southern Union Co., Jr. Sub. Notes
1,425,000	7.200%, 11/01/66 (a)(b)	1,129,313
Financials: 3.08%
	Citigroup, Inc., Sr. Notes
1,000,000	8.500%, 05/22/19 (a)	1,130,736

	Ford Motor Credit Co., Llc, Sr. Unsec. Notes
1,250,000	8.700%, 10/01/14	1,226,136
	Jefferies Group, Inc., Sr. Unsec. Notes
1,500,000	8.500%, 07/15/19 (a)	1,590,202
		3,947,074
Industrials: 3.58%
	The Dow Chemical Co., Sr. Unsec. Notes
1,000,000	8.550%, 05/15/19 (a)	1,126,031
	Enterprise Products Operating Llc, Gtd. Notes, Series B
2,500,000	7.034%, 01/15/68 (a)(b)	2,190,785
	Whirlpool Corp., Sr. Unsec. Medium-Term Notes
1,250,000	5.500%, 03/01/13	1,268,958
		4,585,774
Utility: 0.47%
	Dominion Resources, Inc., Jr. Sub. Notes
200,000	7.500%, 06/30/66 (a)(b)	183,234
	Wisconsin Energy Corp., Jr. Sub. Notes
500,000	6.250%, 05/15/67 (b)	420,605
		603,839
	Total Corporate Bonds (Cost $13,081,084)	13,619,969

Shares
EXCHANGE TRADED FUNDS: 0.06%
2,300	ProShares UltraShort Real Estate Fund	22,287
1,300	ProShares UltraShort S&P 500 Fund	52,572
		74,859
	Total Exchange Traded Funds (Cost $227,282)	74,859

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.12%
	CitiBank - New York
$5,269,468	0.030%, due 10/01/09	5,269,468
	Total Short-Term Bank Debt Instruments (Cost $5,269,468)	5,269,468
	Total Investments: 130.59% (Cost $156,073,006)	167,242,388
	Net Other Assets and Liabilities: (30.59)%	(39,173,380)
	Net Assets: 100.00%	$128,069,008

Principal Amount		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds
	Duke Energy Carolinas Llc, Unsub. Sr. Notes
$(500,000)	6.100%, 06/01/37	$(563,819)
	The Goldman Sachs Group, Inc., Sr. Unsec. Notes
(650,000)	6.150%, 04/01/18	(684,874)
	International Paper Co., Unsec. Sr. Notes
(250,000)	5.300%, 04/01/15	(253,558)
	Lennar Corp., Gtd. Notes, Series B
(675,000)	6.500%, 04/15/16	(637,875)
	Limited Brands, Inc., Unsec. Sr. Notes
(500,000)	5.250%, 11/01/14	(464,554)
	Safeway, Inc., Sr. Unsec. Notes
(600,000)	7.250%, 02/01/31	(737,309)
	TXU Corp., Sr. Unsec. Global Notes, Series R
(650,000)	6.550%, 11/15/34	(295,669)

U.S. Government Agency
	Federal Home Loan Mortgage Corp.
(5,000,000)	5.000%, 04/18/17	(5,535,820)
	United States Treasury Notes
(7,500,000)	1.500%, 12/31/13	(7,349,414)
(1,250,000)	1.750%, 11/15/11	(1,269,533)
(1,400,000)	2.375%, 08/31/10	(1,425,868)
(3,600,000)	2.750%, 02/15/19	(3,438,003)
(800,000)	4.250%, 05/15/39	(828,126)
(1,300,000)	4.500%, 11/15/15	(1,434,064)
(1,100,000)	4.500%, 05/15/38	(1,184,564)
	Total Securities Sold Short
	(Proceeds $25,785,987)	$(26,103,050)

(a)	Security, or portion of security, is being held as collateral for short sales.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2009.

(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d)	Fair valued security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

GNMA/FNMA - Government National Mortgage Association/Federal National Mortgage Association

Gtd. - Guaranteed

Jr. - Junior

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

VRDN - Variable Rate Demand Notes

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
12/21/07	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN 0.490%, 12/01/33 (b)(d)	$1,000,000	$1,000,000	0.78%
12/14/07	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN 0.823%, 12/01/37 (b)(d)	1,000,000	1,000,000	0.78%

Forward Real Estate Fund (a)

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 92.27%
Diversified: 4.79%
26,000	Douglas Emmett, Inc.	$319,280
20,000	National Retail Properties, Inc.	429,400
9,000	Plum Creek Timber Co., Inc.	275,760
20,000	Washington Real Estate Investment Trust	576,000
		1,600,440
Health Care: 12.58%
25,200	Alexandria Real Estate Equities, Inc.	1,369,620
25,000	HCP, Inc.	718,500
17,600	Health Care REIT, Inc.	732,512
2,500	LTC Properties, Inc.	60,100
34,300	Ventas, Inc.	1,320,550
		4,201,282
Industrial: 10.51%
30,900	Digital Realty Trust, Inc.	1,412,439
33,000	EastGroup Properties, Inc.	1,261,260
70,000	ProLogis	834,400
		3,508,099
Office: 9.78%
28,615	Boston Properties, Inc.	1,875,713
7,400	Corporate Office Properties Trust	272,912
10,000	Kilroy Realty Corp.	277,400
7,200	Liberty Property Trust	234,216
13,800	SL Green Realty Corp.	605,130
		3,265,371
Residential: 15.35%
41,000	AMB Property Corp.	940,950
63,425	American Campus Communities, Inc.	1,702,961
19,716	AvalonBay Communities, Inc.	1,433,945
76,000	Education Realty Trust, Inc.	450,680
19,500	Equity Residential	598,650
		5,127,186
Retail: 28.42%
58,700	Cedar Shopping Centers, Inc.	378,615
7,100	Federal Realty Investment Trust	435,727
53,900	Hospitality Properties Trust	1,097,943
61,400	Kite Realty Group Trust	256,038
3,056	The Macerich Co.	92,688
7,300	Mack-Cali Realty Corp.	236,009
26,150	Regency Centers Corp.	968,858
40,000	Simon Property Group, Inc.	2,777,200
12,400	Tanger Factory Outlet Centers, Inc.	463,016
32,087	Vornado Realty Trust	2,066,724
36,000	Weingarten Realty Investors, Inc.	717,120
		9,489,938
Self Storage: 7.29%

32,377	Public Storage, Inc.	2,436,045
Specialized: 1.28%
15,000	Potlatch Corp.	426,750
Specialty: 2.27%
22,200	Entertainment Properties Trust	757,908
	Total Common Stocks (Cost $26,199,591)	30,813,019
EXCHANGE TRADED FUNDS: 1.45%
10,000	iShares Cohen & Steers Realty Majors Index Fund	486,200
	Total Exchange Traded Funds (Cost $351,511)	486,200

Principal Amount
CORPORATE BONDS: 1.87%
Retail: 1.28%
$500,000	Simon Property Group LP, Sr. Unsec. Notes
	10.350%, 04/01/19	623,223
	Total Corporate Bonds (Cost $490,292)	623,223

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.15%
$49,604	CitiBank - New York
	0.030%, due 10/01/09	49,604
	Total Short-Term Bank Debt Instruments (Cost $49,604)	49,604
	Total Investments: 95.74% (Cost $27,090,998)	31,972,046
	Net Other Assets and Liabilities: 4.26%	1,421,295
	Net Assets: 100.00%	$33,393,341

(a)	Prior to January 20, 2009 the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Sr. – Senior

Unsec. – Unsecured

Forward Select Income Fund(a)

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 5.15%
Integrated Telecommunication Service: 0.67%
175,000	Verizon Communications, Inc.	$5,297,250
Mortgage REITs: 1.93%
740,000	Annaly Capital Management, Inc.	13,423,600
138,500	CreXus Investment Corp. (b)	1,980,550
		15,404,150
Office REITs: 2.30%
87,000	Alexandria Real Estate Equities, Inc.	4,728,450
200,000	Franklin Street Properties Corp.	2,620,000
340,996	Mack-Cali Realty Corp.	11,024,401
		18,372,851
Residential REITs: 0.25%
49,900	Camden Property Trust	2,010,970
	Total Common Stocks (Cost $40,153,109)	41,085,221
CONVERTIBLE PREFERRED STOCKS: 0.34%
Specialized REITs: 0.34%
	FelCor Lodging Trust, Inc.
221,810	Series A, 1.950%	2,712,736
	Total Convertible Preferred Stocks (Cost $4,807,542)	2,712,736
EXCHANGE TRADED FUNDS : 2.95%
Exchange Traded Funds: 2.95%
650,000	iShares S&P U.S. Preferred Stock Index Fund	23,575,500
	Total Exchange Traded Funds (Cost $23,511,495)	23,575,500
PREFERRED STOCKS: 104.98%
Diversified REITs: 8.09%
	CapLease, Inc.
478,000	Series A, 8.125%	9,997,370
	Colonial Properties Trust
352,317	Series D, 8.125%	8,082,152
	Cousins Properties, Inc.
289,589	Series B, 7.500%	5,655,673
	PS Business Parks, Inc.

122,532	Series H, 7.000%	2,723,886
157,100	Series K, 7.950%	3,797,107
468,400	Series L, 7.600%	10,782,568
77,400	Series O, 7.375%	1,702,800
274,300	Series P, 6.700%	5,801,445
	Vornado Realty LP (c)
200,900	7.875%	5,022,500
	Vornado Realty Trust
22,100	Series E, 7.000%	524,875
83,300	Series G, 6.625%	1,756,797
102,600	Series H, 6.750%	2,128,950
310,599	Series I, 6.625%	6,600,229
		64,576,352
Industrial REITs: 7.62%
	AMB Property Corp.
239,400	Series M, 6.750%	5,003,460
323,069	Series O, 7.000%	7,511,354
279,830	Series P, 6.850%	5,806,473
	First Industrial Realty Trust, Inc.
261,663	Series J, 7.250%	3,924,945
	Monmouth Real Estate Investment Corp.
232,050	Series A, 7.625%	4,831,281
	ProLogis
406,380	Series C, 8.540% (d)	19,607,835
421,070	Series F, 6.750%	8,295,079
294,317	Series G, 6.750%	5,798,045
		60,778,472
Mortgage REITs: 1.11%
	iStar Financial, Inc.
55,420	Series D, 8.000%	482,154
462,400	Series E, 7.875%	3,888,784
272,500	Series F, 7.800%	2,259,025
210,700	Series G, 7.650%	1,738,275
65,300	Series I, 7.500%	530,889
		8,899,127
Office REITs: 25.35%
	Alexandria Real Estate Equities, Inc.
499,194	Series C, 8.375%	12,090,479
	BioMed Realty Trust, Inc.
1,204,300	Series A, 7.375%	26,795,675
	Brandywine Realty Trust
49,450	Series C, 7.500%	1,092,351
54,300	Series D, 7.375%	1,156,590
	Corporate Office Properties Trust
633,125	Series G, 8.000%	15,115,859

15,300	Series H, 7.500%	345,627
99,100	Series J, 7.625%	2,279,300
	Digital Realty Trust, Inc.
881,440	Series A, 8.500%	21,507,136
	Duke Realty Corp.
455,300	Series L, 6.600%	9,110,553
274,773	Series N, 7.250%	5,772,981
1,206,693	Series O, 8.375%	29,286,439
	Highwoods Properties, Inc.
224,243	Series B, 8.000%	5,516,378
	HRPT Properties Trust
418,314	Series B, 8.340%	9,872,210
300,000	Series C, 7.125%	6,009,000
485,800	Series D, 6.500%	8,929,004
	Kilroy Realty Corp.
61,689	Series E, 7.800%	1,434,269
142,718	Series F, 7.500%	3,114,107
	Lexington Realty Trust
501,317	Series B, 8.050%	9,083,864
155,428	Series C, 6.500%	4,636,417
135,842	Series D, 7.550%	2,309,314
	Maguire Properties, Inc.
300,000	Series A, 7.625%	1,995,000
	Parkway Properties, Inc.
523,300	Series D, 8.000%	11,198,620
	SL Green Realty Corp.
396,629	Series C, 7.625%	8,793,265
212,175	Series D, 7.875%	4,826,981
		202,271,419
Residential REITs: 11.61%
	Apartment Investment & Management Co.
154,774	Series G, 9.375%	3,808,988
364,790	Series T, 8.000%	7,780,971
893,639	Series U, 7.750%	18,498,327
40,000	Series Y, 7.875%	840,000
	Associated Estates Realty Corp.
461,434	Series B2, 8.700%	10,816,013
	BRE Properties, Inc.
225,544	Series C, 6.750%	4,691,315
433,000	Series D, 6.750%	8,880,830
	Equity Residential
211,200	Series K, 8.290% (d)	11,180,400
	Mid-America Apartment Communities, Inc.
836,041	Series H, 8.300%	20,591,690
	UDR, Inc.
266,488	Series G, 6.750%	5,569,599
		92,658,133

Retail REITs: 28.09%
	CBL & Associates Properties, Inc.
536,830	Series C, 7.750%	10,468,185
254,779	Series D, 7.375%	4,698,125
	Cedar Shopping Centers, Inc.
322,300	Series A, 8.875%	6,542,690
	Developers Diversified Realty Corp.
271,243	Series G, 8.000%	5,153,617
861,800	Series H, 7.375%	15,124,590
27,700	Series I, 7.500%	487,520
	Glimcher Realty Trust
698,408	Series F, 8.750%	11,845,000
562,708	Series G, 8.125%	9,076,480
	Kimco Realty Corp.
9,100	Series F, 6.650%	193,193
1,259,000	Series G, 7.750%	30,656,649
	National Retail Properties, Inc.
237,250	Series C, 7.375%	5,430,653
	Realty Income Corp.
21,000	Series E, 6.750%	506,100
	Regency Centers Corp.
139,525	Series C, 7.450%	3,167,218
174,188	Series D, 7.250%	3,866,974
	Saul Centers, Inc.
631,428	Series A, 8.000%	14,598,615
610,013	Series B, 9.000%	14,713,514
	Simon Property Group, Inc.
15,000	Series J, 8.375%	877,500
	Tanger Factory Outlet Centers, Inc.
291,595	Series C, 7.500%	6,732,929
	Taubman Centers, Inc.
792,866	Series G, 8.000%	18,830,567
333,566	Series H, 7.625%	7,655,340
	Urstadt Biddle Properties, Inc.
77,800	Series C, 8.500%	7,663,300
481,400	Series D, 7.500%	10,229,750
	Weingarten Realty Investors
250,000	Senior Notes, 8.100%	5,175,000
1,523,425	Series F, 6.500%	30,468,499
		224,162,008
Specialized REITs: 23.11%
	Ashford Hospitality Trust, Inc.
200,000	Series A, 8.550%	2,902,000
720,000	Series D, 8.450%	10,440,000

	Eagle Hospitality Properties Trust, Inc.
641,300	Series A, 8.250% (d)	232,471
	Entertainment Properties Trust
317,100	Series B, 7.750%	6,135,885
74,858	Series D, 7.375%	1,347,444
249,273	Series E, 9.000%	5,376,819
	FelCor Lodging Trust, Inc.
200,000	Series C, 8.000%	2,400,000
	HCP, Inc.
10,400	Series E, 7.250%	231,400
522,180	Series F, 7.100%	11,487,960
	Health Care REIT, Inc.
184,550	Series D, 7.875%	4,438,428
494,310	Series F, 7.625%	11,710,204
	Hersha Hospitality Trust
493,433	Series A, 8.000%	8,842,319
	Hospitality Properties Trust
136,100	Series B, 8.875%	3,218,765
488,329	Series C, 7.000%	9,497,999
	Host Hotels & Resorts, Inc.
813,200	Series E, 8.875%	20,330,000
	LaSalle Hotel Properties
266,700	Series E, 8.000%	5,902,071
311,150	Series G, 7.250%	6,223,000
	LTC Properties, Inc.
1,266,508	Series F, 8.000%	29,636,286
	Omega Healthcare Investors, Inc.
1,050,000	Series D, 8.375%	25,803,750
	Sunstone Hotel Investors, Inc.
975,315	Series A, 8.000%	18,238,391
		184,395,192
	Total Preferred Stocks (Cost $831,833,625)	837,740,703
Principal
CORPORATE BONDS: 9.50%
Diversified REITs: 0.35%
	Liberty Property LP, Sr. Unsec. Notes
$3,000,000	6.625%, 10/01/17	2,789,046
Industrial REITs: 1.38%
	First Industrial LP, Sr. Unsec. Notes
10,549,000	5.750%, 01/15/16	7,293,125
1,750,000	7.500%, 12/01/17	1,193,302
3,000,000	7.600%, 07/15/28	2,040,366
	ProLogis, Sr. Unsec. Notes
500,000	6.625%, 05/15/18	462,431
		10,989,224

Mortgage REITs: 0.90%
	iStar Financial, Inc., Sr. Unsec. Notes
10,000,000	5.800%, 03/15/11	7,200,000
Office REITs: 1.58%
	Brandywine Operating Partnership LP, Gtd. Notes
2,370,000	6.000%, 04/01/16	2,198,433
	Duke Realty LP, Sr. Unsec. Notes
10,000,000	8.250%, 08/15/19	10,458,810
		12,657,243
Retail REITs: 3.16%
	Developers Diversified Realty Corp.
4,200,000	9.625%, 03/15/16	4,219,085
	National Retail Properties, Inc., Sr. Unsec. Notes
14,000,000	6.875%, 10/15/17	12,872,062
	Toys R Us Property Co., I Llc, Gtd. Notes
7,500,000	10.750%, 07/15/17	8,100,000
		25,191,147
Specialized REITs: 2.13%
	Hospitality Properties Trust, Sr. Unsec. Notes
15,000,000	7.875%, 08/15/14	15,049,815
	Ventas Realty LP/Ventas Capital Corp.
2,000,000	6.500%, 06/01/16	1,950,000
		16,999,815
	Total Corporate Bonds (Cost $67,217,524)	75,826,475
	Total Investments: 122.92% (e) (Cost $967,523,295)	980,940,635
	Net Other Assets and Liabilities: (22.92)%	(182,925,884)
	Net Assets: 100.00%	$798,014,751

(a)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b)	Non-incoming producing security.

(c)	Fair valued security.

(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(e)	Securities or portion of securities are being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $590,971,052.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

REITs - Real Estate Investment Trusts

Sr. - Senior

Unsec. - Unsecured

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
06/08/05-01/12/06	Eagle Hospitality Properties Trust, Inc. Series A, 8.250%	$16,007,750	$232,471	0.03%
02/28/08-05/12/09	Equity Residential, Series K, 8.290%	10,463,405	11,180,400	1.40%
07/22/08-09/19/08	ProLogis, Series C, 8.540%	19,654,168	19,607,835	2.46%

Forward Small Cap Equity Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.31%
Consumer Discretionary: 19.17%
52,000	Aeropostale, Inc.	$2,260,440
210,400	AnnTaylor Stores Corp. (a)	3,343,256
223,300	BJ’s Restaurants, Inc. (a)	3,347,267
145,800	Bridgepoint Education, Inc. (a)	2,224,908
55,700	Buffalo Wild Wings, Inc. (a)	2,317,677
75,200	Carter’s, Inc. (a)	2,007,840
353,600	Chico’s FAS, Inc. (a)	4,596,800
49,400	Chipotle Mexican Grill, Inc., Class A (a)	4,794,270
112,100	Coinstar, Inc. (a)	3,697,058
54,100	Columbia Sportswear Co.	2,226,756
31,400	Deckers Outdoor Corp. (a)	2,664,290
109,700	DG FastChannel, Inc. (a)	2,297,118
159,200	Dick’s Sporting Goods, Inc. (a)	3,566,080
71,700	Fuqi International, Inc. (a)	2,099,376
65,100	Guess ?, Inc.	2,411,304
141,400	J. Crew Group, Inc. (a)	5,064,948
166,100	KB Home	2,758,921
109,500	Life Time Fitness, Inc. (a)	3,071,475
77,500	Monro Muffler Brake, Inc.	2,463,725
64,800	P.F. Chang’s China Bistro, Inc. (a)	2,201,256
70,700	Panera Bread Co., Class A (a)	3,888,500
27,100	Priceline.com, Inc. (a)	4,493,722
178,500	Texas Roadhouse, Inc., Class A (a)	1,895,670
71,500	Tractor Supply Co. (a)	3,462,030
145,900	Urban Outfitters, Inc. (a)	4,401,803
65,900	Vail Resorts, Inc. (a)	2,210,286
190,700	Williams-Sonoma, Inc.	3,857,861
		83,624,637
Consumer Staples: 3.02%
85,700	Flowers Foods, Inc.	2,253,053
96,100	The Hain Celestial Group, Inc. (a)	1,842,237
82,500	Peet’s Coffee & Tea, Inc. (a)	2,328,975
77,000	United Natural Foods, Inc. (a)	1,841,840
161,400	Whole Foods Market, Inc. (a)	4,921,086
		13,187,191
Energy: 9.52%
119,200	Atwood Oceanics, Inc. (a)	4,204,184
90,400	Bill Barrett Corp. (a)	2,964,216
79,600	Cabot Oil & Gas Corp.	2,845,700
14,100	Carrizo Oil & Gas, Inc. (a)	345,309
73,500	Comstock Resources, Inc. (a)	2,945,880
98,600	Concho Resources, Inc. (a)	3,581,152
149,400	EXCO Resources, Inc. (a)	2,792,286
93,700	Helmerich & Payne, Inc.	3,703,961
299,400	Key Energy Services, Inc. (a)	2,604,780
164,900	Quicksilver Resources, Inc. (a)	2,339,931
68,500	St. Mary Land & Exploration Co.	2,223,510
191,200	Superior Energy Services, Inc. (a)	4,305,824
90,200	Unit Corp. (a)	3,720,750
48,600	Walter Energy, Inc.	2,918,916
		41,496,399

Financial Services: 16.64%
115,200	Advent Software, Inc. (a)	4,636,800
97,700	Affiliated Managers Group, Inc. (a)	6,351,477
67,600	Alexandria Real Estate Equities, Inc.	3,674,060
87,900	Corporate Office Properties Trust	3,241,752
71,300	Digital Realty Trust, Inc.	3,259,123
165,600	Douglas Emmett, Inc.	2,033,568
65,700	FactSet Research Systems, Inc.	4,351,968
24,200	Greenhill & Co., Inc.	2,167,836
133,400	Jones Lang LaSalle, Inc.	6,319,158
153,400	KBW, Inc. (a)	4,942,548
200,300	Knight Capital Group, Inc., Class A (a)	4,356,525
87,800	Morningstar, Inc. (a)	4,263,568
65,000	Piper Jaffray Cos., Inc. (a)	3,101,800
62,600	Prosperity Bancshares, Inc.	2,177,854
170,100	Raymond James Financial, Inc.	3,959,928
71,800	Signature Bank (a)	2,082,200
55,200	Stifel Financial Corp. (a)	3,030,480
67,000	Tanger Factory Outlet Centers, Inc.	2,501,780
215,700	Waddell & Reed Financial, Inc., Class A	6,136,665
		72,589,090
Health Care: 7.98%
125,000	Allscripts-Misys Healthcare Solutions, Inc. (a)	2,533,750
51,900	Amedisys, Inc. (a)	2,264,397
112,300	Bio-Reference Labs, Inc. (a)	3,863,120
126,800	Catalyst Health Solutions, Inc. (a)	3,696,220
79,900	HMS Holdings Corp. (a)	3,054,577
117,700	Inverness Medical Innovations, Inc. (a)	4,558,521
117,300	IPC The Hospitalist Co., Inc. (a)	3,689,085
65,400	MEDNAX, Inc. (a)	3,591,768
122,100	Merit Medical Systems, Inc. (a)	2,115,993
35,500	Quality Systems, Inc.	2,185,735
109,000	Sirona Dental Systems, Inc. (a)	3,242,750
		34,795,916
Materials & Processing: 5.10%
79,300	A. Schulman, Inc.	1,580,449
93,600	AK Steel Holding Corp.	1,846,728
58,500	General Cable Corp. (a)	2,290,275
182,400	Hexcel Corp. (a)	2,086,656
82,500	Kaiser Aluminum Corp.	2,999,700
60,800	Kaydon Corp.	1,971,136
52,900	Reliance Steel & Aluminum Co.	2,251,424
190,600	RTI International Metals, Inc. (a)	4,747,846
89,500	The Valspar Corp.	2,462,145
		22,236,359
Producer Durables: 14.10%
59,800	Bucyrus International, Inc.	2,130,076
35,100	Clean Harbors, Inc. (a)	1,974,726
87,200	Copart, Inc. (a)	2,895,912
61,000	Curtiss-Wright Corp.	2,081,930
46,800	Flowserve Corp.	4,611,672
139,113	Healthcare Services Group, Inc.	2,554,115
76,700	ICF International, Inc. (a)	2,325,544
34,700	Itron, Inc. (a)	2,225,658
91,100	Kennametal, Inc.	2,241,971
56,100	Landstar System, Inc.	2,135,166
82,000	Lindsay Corp.	3,229,160

303,300	Monster Worldwide, Inc. (a)	5,301,684
74,000	Moog, Inc., Class A (a)	2,183,000
59,700	Old Dominion Freight Line, Inc. (a)	1,816,671
140,900	Orion Marine Group, Inc. (a)	2,894,086
99,900	Pentair, Inc.	2,949,048
89,200	Robbins & Myers, Inc.	2,094,416
175,800	Sykes Enterprises, Inc. (a)	3,660,156
123,300	Tetra Tech, Inc. (a)	3,271,149
104,300	Tutor Perini Corp. (a)	2,221,590
82,800	Wabtec Corp.	3,107,484
147,700	Woodward Governor Co.	3,583,202
		61,488,416
Technology: 20.78%
89,300	ANSYS, Inc. (a)	3,346,071
85,600	Blackboard, Inc. (a)	3,233,968
226,400	Blue Coat Systems, Inc. (a)	5,114,376
456,100	Cadence Design Systems, Inc. (a)	3,347,774
331,800	Ciena Corp. (a)	5,401,704
206,300	CommScope, Inc. (a)	6,174,559
152,300	Compellent Technologies, Inc. (a)	2,749,015
83,100	Comtech Telecommunications Corp. (a)	2,760,582
199,600	Cypress Semiconductor Corp. (a)	2,061,868
59,000	Digital River, Inc. (a)	2,378,880
192,100	Fairchild Semiconductor International, Inc. (a)	1,965,183
87,300	FEI Co. (a)	2,151,945
82,100	GeoEye, Inc. (a)	2,200,280
205,300	Intersil Corp., Class A	3,143,143
354,100	Jabil Circuit, Inc.	4,748,481
212,800	LogMeIn, Inc. (a)	3,896,368
144,500	MICROS Systems, Inc. (a)	4,362,455
163,000	NCR Corp. (a)	2,252,660
180,700	NETGEAR, Inc. (a)	3,315,845
198,000	Netscout Systems, Inc. (a)	2,674,980
32,500	RightNow Technologies, Inc. (a)	469,300
220,600	Rovi Corp. (a)	7,412,160
92,300	Silicon Laboratories, Inc. (a)	4,279,028
74,400	Solera Holdings, Inc.	2,314,584
142,100	SXC Health Solutions Corp. (a)	6,648,859
320,700	Tellabs, Inc. (a)	2,219,244
		90,623,312
	Total Common Stocks (Cost $325,694,423)	420,041,320

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 5.42%
$23,658,731	CitiBank - New York
	0.030%, due 10/01/09	23,658,731
	Total Short-Term Bank Debt Instruments (Cost $23,658,731)	23,658,731
	Total Investments: 101.73% (Cost $349,353,154)	443,700,051
	Net Other Assets and Liabilities: (1.73)%	(7,563,160)
	Net Assets: 100.00%	$436,136,891

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Strategic Realty Fund(a)

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 61.78%
Diversified REITs: 5.97%
17,300	PS Business Parks, Inc.	$887,836
53,743	Vornado Realty Trust	3,461,587
		4,349,423
Mortgage REITs: 6.80%
181,300	Annaly Capital Management, Inc.	3,288,782
188,600	Chimera Investment Corp.	720,452
13,820	CreXus Investment Corp.	197,626
93,300	MFA Financial, Inc.	742,668
		4,949,528
Office REITs: 13.51%
10,400	Alexandria Real Estate Equities, Inc.	565,240
50,830	Boston Properties, Inc.	3,331,906
110,000	Brandywine Realty Trust	1,214,400
19,737	Corporate Office Properties Trust	727,901
40,400	Digital Realty Trust, Inc.	1,846,684
33,000	Duke Realty Corp.	396,330
40,000	SL Green Realty Corp.	1,754,000
		9,836,461
Oil & Gas Storage & Transportation: 0.81%
15,100	Enbridge, Inc.	586,286
Residential REITs: 6.57%
33,805	Associated Estates Realty Corp.	325,204
20,000	AvalonBay Communities, Inc.	1,454,600
50,200	Equity Residential	1,541,140
10,000	Essex Property Trust, Inc.	795,800
42,408	UDR, Inc.	667,502
		4,784,246
Retail REITs: 17.81%
15,600	Federal Realty Investment Trust	957,372
810,000	Glimcher Realty Trust	2,972,700
72,400	Kimco Realty Corp.	944,096
158,100	Ramco-Gershenson Properties Trust	1,410,252
79,971	Simon Property Group, Inc.	5,552,387
30,300	Tanger Factory Outlet Centers, Inc.	1,131,402
		12,968,209

Specialized REITs: 10.31%
86,800	HCP, Inc.	2,494,632
12,300	Health Care REIT, Inc.	511,926
37,400	Host Hotels & Resorts, Inc.	440,198
28,900	Public Storage	2,174,436
49,000	Ventas, Inc.	1,886,500
		7,507,692
	Total Common Stocks (Cost $35,069,207)	44,981,845

PREFERRED STOCKS: 35.31%

Industrial REITs: 0.46%
	First Industrial Realty Trust, Inc.
22,271	Series J, 7.250%	334,065

Mortgage REITs: 1.06%
	Anworth Mortgage Asset Corp.
31,430	Series A, 8.625%	769,721

Office REITs: 16.32%
	Alexandria Real Estate Equities, Inc.
62,946	Series C, 8.375%	1,524,552
	BioMed Realty Trust, Inc.
80,000	Series A, 7.375%	1,780,000
	Corporate Office Properties Trust
49,700	Series G, 8.000%	1,186,588
	Duke Realty Corp.
13,400	Series J, 6.625%	253,260
42,807	Series K, 6.500%	811,193
	Lexington Realty Trust
83,920	Series D, 7.550%	1,426,640
	Parkway Properties, Inc.
35,000	Series D, 8.000%	749,000
	SL Green Realty Corp.
108,977	Series C, 7.625%	2,416,019
76,200	Series D, 7.875%	1,733,550
		11,880,802

Residential REITs: 1.10%
	Apartment Investment & Management Co.
32,500	Series G, 9.375%	799,825

Retail REITs: 8.35%
	CBL & Associates Properties, Inc.
183,850	Series C, 7.750%	3,585,075
87,330	Series D, 7.375%	1,610,365
	Glimcher Realty Trust
55,000	Series G, 8.125%	887,150
		6,082,590

Specialized REITs: 8.02%
	Entertainment Properties Trust
40,000	Series B, 7.750%	774,000
	HCP, Inc.
15,498	Series F, 7.100%	340,956
	Hersha Hospitality Trust
75,000	Series A, 8.000%	1,344,000
	LaSalle Hotel Properties
116,160	Series E, 8.000%	2,570,621
	Sunstone Hotel Investors, Inc.
43,300	Series A, 8.000%	809,710
		5,839,287
	Total Preferred Stocks (Cost $22,132,120)	25,706,290

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.07%
$781,033	CitiBank - New York 0.030%, due 10/01/09	781,033
	Total Short-Term Bank Debt Instruments (Cost $781,033)	781,033
	Total Investments: 98.16% (Cost $57,982,360)	71,469,168
	Net Other Assets and Liabilities: 1.84%	1,340,970
	Net Assets: 100.00%	$72,810,138

(a)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(b)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Tactical Growth Fund

Portfolio of Investments (Note 1)

September 30, 2009 (Unaudited)

Shares		Value (Note 1)
EXCHANGE TRADED FUNDS: 76.45%

Exchange Traded Funds: 76.45%
202,000	iShares Russell 2000 Index Fund	$12,166,460
157,700	SPDR Trust Series 1	16,646,812

	Total Exchange Traded Funds (Cost $28,888,002)	28,813,272

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 11.06%
$4,167,808	CitiBank - New York
	0.030%, due 10/01/09	4,167,808
	Total Short-Term Bank Debt Instruments (Cost $4,167,808)	4,167,808
	Total Investments: 87.51% (Cost $33,055,810)	32,981,080
	Net Other Assets and Liabilities: 12.49%	4,708,448
	Net Assets: 100.00%	$37,689,528

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

September 30, 2009

1. Significant Accounting Policies

Financial Accounting Standards Board (“FASB”) Launches Accounting Standards Codification – The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB’s Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of September 30, 2009.

The following is a summary of the significant accounting policies followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2009.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Stock Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds (excluding the Forward Growth Fund) may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of September 30, 2009, the Forward International Fixed Income Fund held $1,244 and $292 in purchased and written options, respectively, no other Fund held purchased or written options.

Written option activity for the nine months ended September 30, 2009 was as follows:

Forward Global Infrastructure Fund
WRITTEN PUT OPTIONS	CONTRACTS	PREMIUMS
Outstanding as of December 31, 2008	1,290	$104,079
Positions opened	130	12,704
Exercised or closed	(750)	(47,850)
Expired	(670)	(68,933)

Outstanding as of September 30, 2009	0	$0

Forward International Fixed Income Fund
WRITTEN PUT OPTIONS	CONTRACTS	PREMIUMS
Outstanding as of December 31, 2008	0	$0
Positions opened	8	3,208
Exercised or closed	(3)	(1,500)
Expired	0	0

Outstanding as of September 30, 2009	5	$1,708

Forward Strategic Realty Fund
WRITTEN PUT OPTIONS	CONTRACTS	PREMIUMS
Outstanding as of December 31, 2008	100	$90,579
Positions opened	400	67,273
Exercised or closed	(101)	(21,283)
Expired	(399)	(136,569)

Outstanding as of September 30, 2009	0	$0

Short Sales: The Funds (excluding the Forward Growth Fund) may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At September 30, 2009, the Forward Long/Short Credit Analysis Fund held securities sold short with a market value of $26,103,050. The other Funds held no securities sold short.

Futures: The Funds (excluding the Forward Growth Fund and the Forward Banking and Finance Fund) may invest in futures contracts in accordance with their investment objectives. A Fund is subject to an equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of business. A Fund may do so for a variety of reasons including for cash management and hedging or non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2009, the Forward Emerging Markets Fund and the Forward International Fixed Income Fund had futures contracts outstanding with an unrealized gain/ (loss) of $343,479 and $(281), respectively. The other Funds held no futures contracts.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase; the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of September 30, 2009, there were no Funds with securities on loan and during the nine months ended September 30, 2009 there was no securities lending activity in the Funds.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund invest a substantial portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Leverage: The Select Income Fund and the Strategic Realty Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Select Income Fund maintains a line of credit with BNP Paribas (acting through its New York Branch). Borrowing under this arrangement pays interest of 1.20% above the one-month LIBOR rate. The Fund has pledged a portion of its investment securities as the collateral for this line of credit. As of September 30, 2009, the market value of the investment securities pledged as collateral totaled $590,971,052. As of September 30, 2009, the Fund has drawn down $179,154,169 from the line of credit.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Banking and Finance Fund
Common Stocks	$46,005,660	—	—	$46,005,660
Short-Term Bank Debt Instruments	1,114,390	—	—	1,114,390

Total	$47,120,050	—	—	$47,120,050

Forward Emerging Markets Fund
Common Stocks	$258,909,563	—	—	$258,909,563
Corporate Bonds	—	$4,635,232	—	4,635,232
Exchange Traded Funds	4,164,593	—	—	4,164,593
Investment Holdings Companies	242,812	—	—	242,812
Warrants	—	0	—	0
Loan Participation Notes	—	4,717,365	—	4,717,365
U.S. Government Agency	—	1,504,685	—	1,504,685
Short-Term Investments	—	1,199,944	—	1,199,944
Short-Term Bank Debt Instruments	7,817,498	—	—	7,817,498

Total	$271,134,466	$12,057,226	—	$283,191,692

Forward Global Infrastructure Fund
Common Stocks	$142,461,442	—	—	$142,461,442
Short-Term Bank Debt Instruments	1,176,558	—	—	1,176,558

Total	$143,638,000	—	—	$143,638,000

Forward Growth Fund
Common Stocks	$115,001,630	—	—	$115,001,630
Short-Term Bank Debt Instruments	1,420,090	—	—	1,420,090

Total	$116,421,720	—	—	$116,421,720

Forward International Equity Fund
Common Stocks	$13,744,004	—	—	$13,744,004

Total	$13,744,004	—	—	$13,744,004

Forward International Fixed Income Fund
Foreign Government Obligations	—	$17,323,341	—	$17,323,341
Corporate Bonds	—	6,141,104	—	6,141,104
Credit Linked Notes	—	293,577	—	293,577
Purchased Options	$1,244	—	—	1,244
Short-Term Bank Debt Instruments	1,372,033	—	—	1,372,033

Total	$1,373,277	$23,758,022	—	$25,131,299

Forward International Real Estate Fund
Common Stocks	$60,456,760	—	—	$60,456,760
Rights	—	$2,720	—	2,720
Short-Term Bank Debt Instruments	2,406,538	—	—	2,406,538

Total	$62,863,298	$2,720	—	$62,866,018

Forward International Small Companies Fund
Common Stocks	$552,087,421	—	—	$552,087,421
Preferred Stocks	3,961,793	—	—	3,961,793
Short-Term Bank Debt Instruments	5,628,941	—	—	5,628,941

Total	$561,678,155	—	—	$561,678,155

Forward Large Cap Equity Fund
Common Stocks	$15,522,224	—	—	$15,522,224
Short-Term Bank Debt Instruments	115,183	—	—	115,183

Total	$15,637,407	—	—	$15,637,407

Forward Legato Fund
Common Stocks	$11,510,710	—	—	$11,510,710
Short-Term Bank Debt Instruments	456,338	—	—	456,338

Total	$11,967,048	—	—	$11,967,048

Forward Long/Short Credit Analysis Fund
Municipal Bonds	—	$146,278,092	$2,000,000	$148,278,092
Corporate Bonds	—	13,619,969	—	13,619,969
Exchange Traded Funds	$74,859	—	—	74,859
Short-Term Bank Debt Instruments	5,269,468	—	—	5,269,468

Total	$5,344,327	$159,898,061	$2,000,000	$167,242,388

Forward Real Estate Fund
Common Stocks	$30,813,019	—	—	$30,813,019
Exchange Traded Funds	486,200	—	—	486,200
Corporate Bonds	—	$623,223	—	623,223
Short-Term Bank Debt Instruments	49,604	—	—	49,604

Total	$31,348,823	$623,223	—	$31,972,046

Forward Select Income Fund
Common Stocks	$41,085,221	—	—	$41,085,221
Convertible Preferred Stocks	2,712,736	—	—	2,712,736
Exchange Traded Funds	23,575,500	—	—	23,575,500
Preferred Stocks	801,697,497	$36,043,206	—	837,740,703
Corporate Bonds	—	75,826,475	—	75,826,475

Total	$869,070,954	$111,869,681	—	$980,940,635

Forward Small Cap Equity Fund
Common Stocks	$420,041,320	—	—	$420,041,320
Short-Term Bank Debt Instruments	23,658,731	—	—	23,658,731

Total	$443,700,051	—	—	$443,700,051

Forward Strategic Realty Fund
Common Stocks	$44,981,845	—	—	$44,981,845
Preferred Stocks	25,706,290	—	—	25,706,290
Short-Term Bank Debt Instruments	781,033	—	—	781,033

Total	$71,469,168	—	—	$71,469,168

Forward Tactical Growth Fund
Exchange Traded Funds	$28,813,272	—	—	$28,813,272
Short-Term Bank Debt Instruments	4,167,808	—	—	4,167,808

Total	$32,981,080	—	—	$32,981,080

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward International Fixed Income Fund
Futures Contracts	$(281)	—	—	$(281)
Forward Currency Contracts	—	$(37,620)	—	(37,620)
Written Options	(292)	—	—	(292)

Total	$(573)	$(37,620)	—	$(38,193)

Forward Long/Short Credit Analysis Fund
Corporate Bonds	—	$(3,637,658)	—	$(3,637,658)
U.S. Government Agency	—	(22,465,392)	—	(22,465,392)

Total	—	$(26,103,050)	—	$(26,103,050)

(a)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)
Forward International Equity Fund
Common Stocks
Balance as of December 31, 2008	$1,276,072	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/(sales)	—	—
Transfers in and/(out) of Level 3	(1,276,072)	—

Balance as of September 30, 2009	$0	—

Forward Long/Short Credit Analysis Fund
Common Stocks
Balance as of December 31, 2008	$2,000,000	$(25,333)
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/(sales)	—	—
Transfers in and/(out) of Level 3	—	25,333

Balance as of September 30, 2009	$2,000,000	$0

Forward Select Income Fund
Common Stocks
Balance as of December 31, 2008	$3,514,324	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	248,919	—
Net purchases/(sales)	—	—
Transfers in and/(out) of Level 3	(3,763,243)	—

Balance as of September 30, 2009	$0	—

(a)	There was no realized gain/(loss) earned during the nine months ended September 30, 2009 for other financial instruments.

For the nine months ended September 30, 2009, the other Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

2. Tax Basis Information

Tax Basis of Investments As of September 30, 2009, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Banking and Finance	$43,448,622	$7,171,498	$(3,500,070)	$3,671,428
Forward Emerging Markets	226,539,793	58,944,059	(2,292,160)	56,651,899
Forward Global Infrastructure	165,951,969	8,864,981	(31,178,950)	(22,313,969)
Forward Growth	95,238,099	23,761,117	(2,577,496)	21,183,621
Forward International Equity	11,315,023	2,641,602	(212,621)	2,428,981
Forward International Fixed Income	22,760,538	2,819,752	(448,991)	2,370,761
Forward International Real Estate	64,644,676	902,731	(2,681,389)	(1,778,658)
Forward International Small Companies	508,205,429	89,911,698	(36,438,972)	53,472,726
Forward Large Cap Equity	14,534,860	1,188,794	(86,247)	1,102,547
Forward Legato	10,812,255	1,946,433	(791,640)	1,154,793
Forward Long/Short Credit Analysis	156,394,661	11,589,243	(741,516)	10,847,727
Forward Real Estate	29,701,671	5,649,811	(3,379,436)	2,270,375
Forward Select Income	970,565,193	90,841,519	(80,466,077)	10,375,442
Forward Small Cap Equity	356,781,228	90,147,300	(3,228,477)	86,918,823
Forward Strategic Realty	64,522,279	9,025,670	(2,078,781)	6,946,889
Forward Tactical Growth	33,055,810	55,123	(129,853)	(74,730)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Funds elected to defer capital losses and currency losses occurring between November 1, 2008 and December 31, 2008 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Forward Emerging Markets	$(12,165,532)	$(30,626)
Forward Global Infrastructure	(12,009,595)	—
Forward Growth	(7,761,931)	—
Forward International Equity	(15,603,669)	—
Forward International Fixed Income	(46,950)	(152,218)
Forward International Real Estate	(20,494,957)	—
Forward International Small Companies	(100,087,886)	(67,264)
Forward Large Cap Equity	(1,770,970)	—
Forward Legato	(117,284)	—
Forward Long/Short Credit Analysis	(61,732)	—
Forward Select Income	(10,442,861)	—
Forward Small Cap Equity	(67,868,898)	—
Forward Strategic Realty	(89,957,216)	—

Capital Loss Carryforwards: At December 31, 2008 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2009		2015	2016
Forward Banking and Finance	—		—	$(2,636,655)
Forward Emerging Markets	$(2,015,691	)(a)	—	(28,419,454)
Forward Global Infrastructure	—		—	(22,944,101)
Forward Growth	—		—	(12,382,608)
Forward International Equity	—		—	(11,897,887)
Forward International Fixed Income	—		—	(291,414)
Forward International Real Estate	—		$(2,652,205)	(64,908,383)
Forward International Small Companies	—		—	(102,744,499)
Forward Large Cap Equity	—		(46,757)	(896,852)
Forward Long/Short Credit Analysis	—		(1,322,823)	(2,456,907)
Forward Real Estate	—		—	(443,801)
Forward Select Income	—		(12,192,886)	(157,405,438)
Forward Small Cap Equity	—		—	(88,793,562)
Forward Strategic Realty	—		—	(94,169,609)

(a)	Subject to limitations under §382.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 23, 2009

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date: November 23, 2009